UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2011

Date of reporting period:	September 30, 2011

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (88.4%)
Australia (3.6%)
AGL Energy Ltd.	4,864	$67
Alumina Ltd.	61,436	86
Amcor Ltd.	32,344	213
AMP Ltd.	20,389	77
ASX Ltd.	896	26
Australia & New Zealand Banking Group Ltd.	24,653	458
BHP Billiton Ltd. (a)	128,952	4,284
BlueScope Steel Ltd. (a)	36,397	25
Boral Ltd. (a)	23,491	78
Brambles Ltd.	12,583	78
Caltex Australia Ltd.	3,825	39
Coca-Cola Amatil Ltd.	5,977	68
Cochlear Ltd. (a)	319	14
Commonwealth Bank of Australia (a)	3,975	173
Computershare Ltd.	2,767	20
CSL Ltd.	4,636	132
CSR Ltd. (a)	5,902	13
DuluxGroup Ltd.	14,641	35
Echo Entertainment Group Ltd. (b)	4,938	17
Fortescue Metals Group Ltd. (a)	52,090	216
Foster’s Group Ltd.	19,682	100
GPT Group REIT (Stapled Securities) (a)(c)	4,988	15
Incitec Pivot Ltd.	65,003	202
Insurance Australia Group Ltd. (a)	16,506	48
James Hardie Industries SE CDI (b)	16,816	92
Leighton Holdings Ltd. (a)	1,886	33
Macquarie Group Ltd.	2,367	51
Mirvac Group REIT (Stapled Securities) (c)(d)	8,147	9
National Australia Bank Ltd. (a)	5,090	108
Newcrest Mining Ltd.	61,509	2,027
OneSteel Ltd.	32,592	38
Orica Ltd.	14,276	320
Origin Energy Ltd.	10,576	135
OZ Minerals Ltd.	11,364	101
Perpetual Ltd. (a)	315	6
Qantas Airways Ltd. (b)	5,339	7
QBE Insurance Group Ltd.	7,459	92
Rio Tinto Ltd.	10,857	636
Santos Ltd.	6,289	68
Sims Metal Management Ltd. (a)	6,190	74
Sonic Healthcare Ltd.	2,599	28
Stockland REIT (Stapled Securities) (c)(d)	8,391	23
Suncorp Group Ltd. (a)	8,001	61
TABCORP Holdings Ltd.	4,933	12
Telstra Corp, Ltd.	34,266	102
Toll Holdings Ltd. (a)	5,596	23
Transurban Group (Stapled Securities) (c)	10,994	57
Treasury Wine Estates Ltd.	6,561	24
Wesfarmers Ltd.	8,383	253
Wesfarmers Ltd. PPS	2,916	90
Westfield Group REIT (Stapled Securities) (c)(d)	10,520	78
Westfield Retail Trust REIT (a)	10,501	24
Westpac Banking Corp. (a)	7,742	149
Woodside Petroleum Ltd.	6,199	192
Woolworths Ltd.	11,881	284

	Shares	Value (000)
WorleyParsons Ltd.	926	$23
		11,704
Austria (0.4%)
Erste Group Bank AG	11,823	301
OMV AG	6,528	195
Raiffeisen International Bank AG (a)	3,341	98
Telekom Austria AG	32,532	328
Verbund AG	4,525	131
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,727	104
Voestalpine AG	9,597	278
		1,435
Belgium (0.7%)
Ageas	12,628	22
Anheuser-Busch InBev N.V.	23,649	1,254
Anheuser-Busch InBev N.V. VVRP (b)	17,784	—	@
Belgacom SA	6,959	210
Groupe Bruxelles Lambert SA	3,704	261
Solvay SA	2,263	213
UCB SA (a)	4,789	204
Umicore SA	4,728	171
		2,335
Brazil (0.1%)
All America Latina Logistica SA	10,200	46
Banco do Brasil SA	8,100	107
BRF - Brasil Foods SA	14,848	254
Cia Energetica de Minas Gerais (Preference)	1	—	@
		407
Canada (1.4%)
Agnico-Eagle Mines Ltd.	4,900	293
Barrick Gold Corp.	28,100	1,317
Centerra Gold, Inc.	5,000	93
Eldorado Gold Corp.	15,700	270
Franco-Nevada Corp.	3,800	138
Goldcorp, Inc.	22,400	1,028
IAMGOLD Corp.	10,600	211
Kinross Gold Corp.	32,000	475
New Gold, Inc. (b)	12,700	131
Osisko Mining Corp. (b)	9,900	125
Yamana Gold, Inc.	21,700	298
		4,379
China (0.1%)
AIA Group Ltd. (e)	87,800	249
Chaoda Modern Agriculture Holdings Ltd. (a)(e)	4,000	1
China Minsheng Banking Corp., Ltd. H Shares (a)(e)	3,500	2
China Travel International Inv HK (e)	34,000	4
GOME Electrical Appliances Holdings Ltd. (a)(e)	9,000	2
Wynn Macau Ltd. (a)(e)	19,600	45
		303

	Shares	Value (000)
Denmark (1.0%)
AP Moller - Maersk A/S Series B	80	$471
DSV A/S	13,027	235
Novo Nordisk A/S Series B	21,308	2,118
Novozymes A/S, Class B	2,683	382
Vestas Wind Systems A/S (b)	9,396	152
		3,358
Finland (0.8%)
Fortum Oyj	16,766	394
Kesko Oyj, Class B	10,179	313
Kone Oyj, Class B	5,707	271
Metso Oyj	5,897	172
Neste Oil Oyj	3,925	34
Nokia Oyj	72,648	411
Outokumpu Oyj (a)	7,226	47
Rautaruukki Oyj (a)	4,518	45
Sampo Oyj, Class A	10,536	264
Stora Enso Oyj, Class R	26,024	152
UPM-Kymmene Oyj	22,636	255
Wartsila Oyj	5,189	123
		2,481
France (5.7%)
Accor SA (a)	5,923	158
Air Liquide SA	6,715	785
Alcatel-Lucent (b)	16,267	47
Alstom SA (a)	12,149	402
ArcelorMittal	21,164	338
AtoS	783	34
AXA SA	30,838	400
BNP Paribas SA	14,287	566
Bouygues SA (a)	9,937	329
Cap Gemini SA	4,379	146
Carrefour SA (a)	30,850	702
Casino Guichard Perrachon SA	3,614	282
Cie de St-Gobain	5,061	193
Cie Generale d’Optique Essilor International SA	8,385	604
Cie Generale de Geophysique-Veritas (b)	10,184	179
Cie Generale des Etablissements Michelin Series B	2,884	172
CNP Assurances	4,369	65
Credit Agricole SA	9,079	62
Danone	14,420	887
Dassault Systemes SA	1,893	134
Edenred	5,923	141
EDF SA	109	3
Eurazeo	849	36
European Aeronautic Defence and Space Co. N.V.	4,066	114
Fonciere Des Regions REIT	767	53
France Telecom SA	47,102	772
GDF Suez	10,612	317
Gecina SA REIT	618	54
Hermes International	1,428	428
ICADE REIT	648	51
Imerys SA	732	37
Klepierre REIT	2,859	80

	Shares	Value (000)
L’Oreal SA	1,743	$171
Lafarge SA (a)	7,123	245
Lagardere SCA	5,017	123
LVMH Moet Hennessy Louis Vuitton SA	5,519	732
Neopost SA	395	29
Pernod-Ricard SA	1,000	78
Peugeot SA	3,360	71
PPR	1,429	184
Publicis Groupe SA	2,434	102
Renault SA	3,291	109
Safran SA	1,746	54
Sanofi	25,636	1,683
Schneider Electric SA	12,354	665
SCOR SE	3,806	82
Societe BIC SA	924	79
Societe Generale SA	8,167	214
Societe Television Francaise 1	6,032	75
Sodexo	2,845	187
STMicroelectronics N.V. (a)	18,490	121
Technip SA	5,126	410
Thales SA	1,826	57
Total SA	65,292	2,879
Unibail-Rodamco SE REIT	2,719	485
Vallourec SA	1,922	110
Veolia Environnement SA (a)	10,066	147
Vinci SA	9,921	426
Vivendi SA	23,150	473
		18,562
Germany (6.7%)
Adidas AG	5,691	343
Allianz SE (Registered)	9,220	868
BASF SE	23,813	1,445
Bayer AG (Registered)	24,696	1,357
Bayerische Motoren Werke AG	10,582	701
Beiersdorf AG	2,162	116
Celesio AG	3,968	52
Commerzbank AG (b)	10,234	26
Continental AG (b)	1,343	77
Daimler AG (Registered)	33,878	1,501
Deutsche Bank AG (Registered)	16,744	583
Deutsche Boerse AG (b)	1,776	89
Deutsche Lufthansa AG (Registered)	9,297	120
Deutsche Post AG (Registered)	29,617	379
Deutsche Telekom AG (Registered)	110,382	1,299
E.ON AG	74,947	1,635
Esprit Holdings Ltd. (a)(e)	11,003	13
Fresenius Medical Care AG & Co. KGaA	9,132	619
GEA Group AG	4,471	105
Henkel AG & Co. KGaA (Preference)	3,203	170
Hochtief AG	2,409	150
K&S AG (Registered)	2,249	118
Lanxess AG	1,805	87
Linde AG	3,164	422
MAN SE	2,972	375
Merck KGaA	1,765	144
Metro AG	11,554	486

	Shares	Value (000)
Muenchener Rueckversicherungs AG (Registered)	4,325	$536
Porsche Automobil Holding SE (Preference)	5,051	242
Puma SE (a)	265	77
RWE AG	11,421	421
RWE AG (Preference)	877	30
SAP AG	37,340	1,903
Siemens AG (Registered)	39,299	3,550
ThyssenKrupp AG	7,875	193
TUI AG (b)	5,858	30
Volkswagen AG	7,570	938
Volkswagen AG (Preference)	4,218	558
		21,758
Hong Kong (1.0%)
Bank of East Asia Ltd. (a)	19,709	60
BOC Hong Kong Holdings Ltd.	44,500	93
Cheung Kong Holdings Ltd.	28,000	299
CLP Holdings Ltd.	25,500	229
Hang Lung Group Ltd.	17,000	86
Hang Lung Properties Ltd.	50,000	146
Hang Seng Bank Ltd. (a)	13,700	160
Henderson Land Development Co., Ltd. (a)	22,892	102
Hong Kong & China Gas Co., Ltd.	48,410	109
Hong Kong Exchanges and Clearing Ltd.	12,373	177
Hopewell Holdings Ltd.	11,500	33
Hutchison Whampoa Ltd.	37,000	274
Hysan Development Co., Ltd.	12,453	37
Kerry Properties Ltd.	14,500	46
Link (The) REIT (a)	26,385	83
MTR Corp. (a)	20,816	62
New World Development Ltd.	52,753	50
Power Assets Holdings Ltd.	19,000	145
Sands China Ltd. (a)(b)	32,400	74
Shangri-La Asia Ltd.	18,500	35
Sino Land Co., Ltd. (a)	53,742	71
Sun Hung Kai Properties Ltd.	28,505	323
Swire Pacific Ltd.	16,000	164
Wharf Holdings Ltd.	32,900	160
Wheelock & Co., Ltd.	18,000	53
		3,071
Indonesia (0.3%)
Adaro Energy Tbk PT	98,000	19
Astra International Tbk PT	18,500	131
Bank Central Asia Tbk PT	112,500	97
Bank Danamon Indonesia Tbk PT	28,500	15
Bank Mandiri Tbk PT	86,000	60
Bank Negara Indonesia Persero Tbk PT	73,500	30
Bank Rakyat Indonesia Persero Tbk PT	103,500	68
Bumi Resources Tbk PT	170,000	37
Charoen Pokphand Indonesia Tbk PT	79,000	21
Golden Agri-Resources Ltd. (a)	184,315	85
Gudang Garam Tbk PT	5,500	32
Indo Tambangraya Megah PT	4,100	18
Indocement Tunggal Prakarsa Tbk PT	13,500	21
Indofood Sukses Makmur Tbk PT	42,500	24
Kalbe Farma Tbk PT	48,500	17

	Shares	Value (000)
Perusahaan Gas Negara PT	100,500	$30
Semen Gresik Persero Tbk PT	33,500	31
Tambang Batubara Bukit Asam Tbk PT	8,000	15
Telekomunikasi Indonesia Tbk PT	90,500	78
Unilever Indonesia Tbk PT	13,000	24
United Tractors Tbk PT	15,984	39
		892
Italy (0.1%)
Saipem SpA	9,857	346

Japan (24.3%)
77 Bank Ltd. (The)	18,000	81
Advantest Corp. (a)	8,290	89
Aeon Credit Service Co., Ltd.	2,300	35
Aeon Mall Co., Ltd.	14,900	339
Aisin Seiki Co., Ltd.	10,300	342
Amada Co., Ltd.	12,000	78
Asahi Glass Co., Ltd.	50,800	495
Asahi Group Holdings Ltd.	17,200	364
Asahi Kasei Corp. (a)	50,000	300
Bank of Kyoto Ltd. (The) (a)	7,000	62
Bank of Yokohama Ltd. (The)	46,000	230
Benesse Holdings, Inc.	2,400	106
Bridgestone Corp.	56,700	1,286
Canon, Inc.	35,100	1,589
Casio Computer Co., Ltd. (a)	14,600	92
Central Japan Railway Co. (a)	55	479
Chiba Bank Ltd. (The) (a)	18,000	125
Chubu Electric Power Co., Inc. (a)	10,300	194
Citizen Holdings Co., Ltd.	16,800	84
Credit Saison Co., Ltd.	3,100	60
Dai Nippon Printing Co., Ltd. (a)	16,600	172
Daicel Chemical Industries Ltd. (a)	8,000	45
Daiichi Sankyo Co., Ltd. (a)	23,400	487
Daikin Industries Ltd. (a)	17,800	509
Daito Trust Construction Co., Ltd.	4,200	385
Daiwa House Industry Co., Ltd.	26,600	342
Daiwa Securities Group, Inc. (a)	61,000	228
Denki Kagaku Kogyo KK (a)	21,000	80
Denso Corp.	47,850	1,534
Dowa Holdings Co., Ltd.	25,000	139
East Japan Railway Co.	13,700	832
FamilyMart Co., Ltd. (a)	7,096	271
Fanuc Corp.	13,500	1,859
Fast Retailing Co., Ltd.	6,400	1,146
Fuji Electric Co., Ltd. (a)	11,000	28
FUJIFILM Holdings Corp. (a)	38,100	884
Fujitsu Ltd.	147,200	693
Fukuoka Financial Group, Inc.	26,000	109
Furukawa Electric Co., Ltd.	25,800	70
GS Yuasa Corp. (a)	38,000	177
Hirose Electric Co., Ltd. (a)	1,200	112
Hitachi Construction Machinery Co., Ltd. (a)	18,200	304
Hitachi Ltd. (a)	142,000	706
Hokkaido Electric Power Co., Inc.	2,200	32
Hokuhoku Financial Group, Inc.	48,000	105

	Shares	Value (000)
Honda Motor Co., Ltd. (a)	76,104	$2,231
Hoya Corp. (a)	17,500	403
Ibiden Co., Ltd.	11,500	242
IHI Corp.	48,000	106
Inpex Corp.	95	585
ITOCHU Corp. (a)	90,300	862
Itochu Techno-Solutions Corp. (a)	1,800	81
Japan Real Estate Investment Corp. REIT	26	254
Japan Retail Fund Investment Corp. REIT	81	130
Japan Tobacco, Inc. (a)	171	798
JFE Holdings, Inc.	24,300	490
JGC Corp.	38,000	933
Joyo Bank Ltd. (The)	35,000	163
JS Group Corp.	10,100	283
JSR Corp. (a)	6,200	107
JX Holdings, Inc. (a)	90,546	508
Kajima Corp. (a)	53,400	176
Kaneka Corp. (a)	10,000	56
Kansai Electric Power Co., Inc. (The) (a)	14,700	253
Kawasaki Heavy Industries Ltd. (a)	45,000	115
Kawasaki Kisen Kaisha Ltd. (a)	143,000	297
Keikyu Corp. (a)	15,000	138
Keio Corp. (a)	9,000	64
Keyence Corp. (a)	3,430	939
Kintetsu Corp. (a)	64,200	242
Kirin Holdings Co., Ltd.	34,000	444
Kobe Steel Ltd. (a)	80,000	134
Komatsu Ltd. (a)	74,300	1,604
Konami Corp. (a)	4,800	161
Konica Minolta Holdings, Inc. (a)	19,500	134
Kubota Corp. (a)	103,000	823
Kuraray Co., Ltd.	14,000	191
Kurita Water Industries Ltd. (a)	2,900	81
Kyocera Corp. (a)	12,700	1,061
Kyushu Electric Power Co., Inc. (a)	6,400	103
Mabuchi Motor Co., Ltd. (a)	6,800	314
Makita Corp.	5,400	192
Marubeni Corp.	79,000	442
Matsui Securities Co., Ltd.	7,900	36
Minebea Co., Ltd.	19,000	64
Mitsubishi Chemical Holdings Corp. (a)	54,000	365
Mitsubishi Corp.	89,600	1,825
Mitsubishi Electric Corp.	153,800	1,362
Mitsubishi Estate Co., Ltd.	60,000	971
Mitsubishi Heavy Industries Ltd. (a)	146,000	614
Mitsubishi Logistics Corp. (a)	4,000	43
Mitsubishi Materials Corp.	77,000	187
Mitsubishi UFJ Financial Group, Inc. (f)	239,546	1,077
Mitsui & Co., Ltd.	73,000	1,057
Mitsui Chemicals, Inc. (a)	21,000	70
Mitsui Fudosan Co., Ltd.	42,400	671
Mitsui Mining & Smelting Co., Ltd.	48,000	124
Mitsui OSK Lines Ltd. (a)	55,000	211
Mizuho Financial Group, Inc. (a)	579,900	838
MS&AD Insurance Group Holdings (a)	12,160	264
Murata Manufacturing Co., Ltd. (a)	8,500	459
Nabtesco Corp. (a)	10,000	189
NEC Corp. (b)	100,400	204

	Shares	Value (000)
NGK Insulators Ltd.	30,600	$461
NGK Spark Plug Co., Ltd.	8,000	108
Nidec Corp. (a)	4,600	370
Nikon Corp. (a)	11,600	273
Nintendo Co., Ltd.	5,200	757
Nippon Building Fund, Inc. REIT	29	300
Nippon Electric Glass Co., Ltd.	31,500	285
Nippon Express Co., Ltd. (a)	33,800	144
Nippon Paper Group, Inc. (a)	3,700	98
Nippon Sheet Glass Co., Ltd. (a)	21,000	47
Nippon Steel Corp. (a)	355,000	1,016
Nippon Telegraph & Telephone Corp.	10,600	509
Nippon Yusen KK (a)	43,000	116
Nishi-Nippon City Bank Ltd. (The)	18,000	55
Nissan Chemical Industries Ltd.	6,500	61
Nissan Motor Co., Ltd. (a)	103,600	916
Nisshinbo Holdings, Inc. (a)	3,000	26
Nitto Denko Corp. (a)	8,300	327
NKSJ Holdings, Inc. (a)	7,700	170
Nomura Holdings, Inc. (a)	86,400	315
Nomura Research Institute Ltd. (a)	5,900	134
NSK Ltd.	29,000	213
NTN Corp. (a)	21,000	98
NTT Data Corp. (a)	64	197
NTT DoCoMo, Inc.	144	263
Obayashi Corp.	35,000	173
Obic Co., Ltd.	480	93
OJI Paper Co., Ltd. (a)	102,400	562
Olympus Corp. (a)	4,800	148
Omron Corp.	19,000	372
Oracle Corp. Japan	1,900	67
Oriental Land Co., Ltd. (a)	2,500	267
ORIX Corp.	470	37
Osaka Gas Co., Ltd. (a)	38,600	160
Panasonic Corp. (a)	118,800	1,148
Resona Holdings, Inc.	12,400	59
Rohm Co., Ltd.	6,000	312
Ryohin Keikaku Co., Ltd. (a)	5,600	309
SBI Holdings, Inc.	383	33
Secom Co., Ltd. (a)	6,400	308
Seiko Epson Corp. (a)	19,400	246
Sekisui Chemical Co., Ltd.	18,000	151
Sekisui House Ltd.	38,600	364
Seven & I Holdings Co., Ltd.	21,500	604
Sharp Corp. (a)	31,200	262
Shimamura Co., Ltd.	900	94
Shimano, Inc. (a)	7,800	413
Shimizu Corp. (a)	36,600	161
Shin-Etsu Chemical Co., Ltd.	25,496	1,250
Shinsei Bank Ltd.	43,000	48
Shiseido Co., Ltd. (a)	15,600	302
Shizuoka Bank Ltd. (The) (a)	16,000	167
Showa Denko KK	31,000	61
Showa Shell Sekiyu KK	7,500	53
SMC Corp. (a)	5,100	745
Softbank Corp.	51,800	1,516
Sony Corp. (a)	40,497	777
Stanley Electric Co., Ltd.	17,900	270

	Shares	Value (000)
Sumitomo Chemical Co., Ltd. (a)	55,600	$214
Sumitomo Corp. (a)	43,800	542
Sumitomo Electric Industries Ltd.	27,500	322
Sumitomo Heavy Industries Ltd.	21,000	108
Sumitomo Metal Industries Ltd.	284,000	588
Sumitomo Metal Mining Co., Ltd.	62,800	832
Sumitomo Mitsui Financial Group, Inc. (a)	27,100	765
Sumitomo Mitsui Trust Holdings, Inc.	148,544	491
Sumitomo Realty & Development Co., Ltd.	18,000	346
Suzuki Motor Corp.	17,500	385
Sysmex Corp.	7,400	266
T&D Holdings, Inc.	14,100	133
Taisei Corp. (a)	52,000	143
Takeda Pharmaceutical Co., Ltd. (a)	8,200	389
TDK Corp. (a)	5,200	181
Teijin Ltd. (a)	36,400	131
Terumo Corp. (a)	13,200	687
THK Co., Ltd. (a)	2,200	37
Tobu Railway Co., Ltd. (a)	33,400	157
Tohoku Electric Power Co., Inc. (a)	8,700	120
Tokio Marine Holdings, Inc.	32,252	818
Tokyo Electron Ltd. (a)	13,400	607
Tokyo Gas Co., Ltd.	44,600	208
Tokyu Corp.	40,400	203
Tokyu Land Corp.	31,000	111
TonenGeneral Sekiyu KK (a)	14,000	161
Toppan Printing Co., Ltd. (a)	16,600	121
Toray Industries, Inc. (a)	49,100	344
Toshiba Corp. (a)	170,000	693
Tosoh Corp.	23,000	72
TOTO Ltd. (a)	20,600	182
Toyo Seikan Kaisha Ltd. (a)	8,000	121
Toyota Boshoku Corp. (a)	9,700	139
Toyota Industries Corp.	3,250	95
Toyota Motor Corp.	84,300	2,882
Trend Micro, Inc.	4,800	150
Unicharm Corp. (a)	10,100	485
Ushio, Inc.	2,200	33
USS Co., Ltd.	1,250	106
West Japan Railway Co. (a)	1,900	81
Yahoo! Japan Corp. (a)	763	237
Yakult Honsha Co., Ltd. (a)	9,199	286
Yamada Denki Co., Ltd. (a)	4,190	293
Yamaha Corp.	5,100	55
Yamaha Motor Co., Ltd. (b)	1,800	24
Yamato Holdings Co., Ltd. (a)	10,600	193
Yokogawa Electric Corp. (a)(b)	11,000	104
		78,882
Korea, Republic of (1.0%)
Amorepacific Corp.	22	22
Cheil Industries, Inc.	481	33
Daewoo Securities Co., Ltd.	1,230	11
Doosan Heavy Industries and Construction Co., Ltd.	646	30
E-Mart Co., Ltd. (b)	159	40
GS Engineering & Construction Corp.	417	34
Hana Financial Group, Inc.	1,290	38

	Shares	Value (000)
Hynix Semiconductor, Inc.	3,060	$54
Hyundai Engineering & Construction Co., Ltd.	500	25
Hyundai Heavy Industries Co., Ltd.	284	66
Hyundai Mobis	397	113
Hyundai Motor Co.	949	166
Hyundai Steel Co.	507	37
Industrial Bank of Korea	2,060	23
KB Financial Group, Inc.	2,410	79
Kia Motors Corp.	1,430	86
Korea Electric Power Corp. (b)	1,710	30
Korea Exchange Bank	3,450	20
Korean Air Lines Co., Ltd.	248	9
KT Corp.	1,430	43
KT&G Corp.	749	47
LG Chem Ltd.	298	79
LG Corp.	1,151	57
LG Display Co., Ltd.	1,520	25
LG Electronics, Inc.	617	35
LG Household & Health Care Ltd.	62	28
Lotte Shopping Co., Ltd.	87	29
NCSoft Corp.	104	29
NHN Corp. (b)	282	53
OCI Co., Ltd.	119	20
POSCO	400	123
S-Oil Corp.	490	43
Samsung C&T Corp.	985	58
Samsung Electro-Mechanics Co., Ltd.	391	24
Samsung Electronics Co., Ltd.	1,696	1,188
Samsung Electronics Co., Ltd. (Preference)	124	59
Samsung Engineering Co., Ltd.	238	46
Samsung Fire & Marine Insurance Co., Ltd.	256	46
Samsung Heavy Industries Co., Ltd.	1,520	35
Samsung SDI Co., Ltd.	244	23
Samsung Securities Co., Ltd.	482	21
Samsung Techwin Co., Ltd.	263	12
Shinhan Financial Group Co., Ltd.	2,670	93
Shinsegae Co., Ltd.	56	13
SK Innovation Co., Ltd.	427	50
SK Telecom Co., Ltd.	333	42
Woori Finance Holdings Co., Ltd.	1,590	13
		3,250
Malta (0.0%)
BGP Holdings PLC (b)(g)	72,261	—

Mexico (0.6%)
Alfa SAB de CV	3,900	40
America Movil SAB de CV	511,400	564
Cemex SAB de CV (Units) (b)(d)	125,300	40
Fomento Economico Mexicano SAB de CV (Units) (d)	28,700	186
Grupo Bimbo SAB de CV	24,000	44
Grupo Elektra SA de CV	995	76
Grupo Financiero Banorte SAB de CV Series O	21,300	63
Grupo Financiero Inbursa SA	23,200	39
Grupo Mexico SAB de CV Series B	49,800	118
Grupo Modelo SAB de CV	8,900	50
Grupo Televisa SA	34,100	125

	Shares	Value (000)
Industrias Penoles SAB de CV	1,405	$52
Kimberly-Clark de Mexico SAB de CV, Class A	8,000	41
Mexichem SAB de CV	11,100	33
Minera Frisco SAB de CV (b)	8,500	29
Telefonos de Mexico SAB de CV	84,900	64
Wal-Mart de Mexico SAB de CV Series V	92,802	213
		1,777
Netherlands (3.1%)
Aegon N.V. (b)	56,151	226
Akzo Nobel N.V. (a)	15,327	678
ASML Holding N.V.	22,764	791
Corio N.V. REIT	2,333	107
Fugro N.V.	2,487	126
Heineken N.V.	13,278	593
ING Groep N.V. (b)	119,831	843
Koninklijke Ahold N.V.	1,806	21
Koninklijke DSM N.V.	5,811	253
Koninklijke KPN N.V.	108,793	1,432
Koninklijke Philips Electronics N.V.	46,957	841
PostNL N.V.	35,304	155
Reed Elsevier N.V.	40,092	438
SBM Offshore N.V.	6,287	109
TNT Express N.V.	35,304	244
Unilever N.V. CVA	89,773	2,844
Wolters Kluwer N.V.	27,231	441
		10,142
Norway (1.7%)
Aker Solutions ASA	6,099	59
DnB NOR ASA	38,379	383
Norsk Hydro ASA	59,804	272
Orkla ASA	47,582	362
Renewable Energy Corp. ASA (a)(b)	9,300	8
Seadrill Ltd. (a)	11,592	321
Statoil ASA	49,473	1,057
Subsea 7 SA (a)(b)	10,327	196
Telenor ASA	106,353	1,640
Yara International ASA	33,098	1,262
		5,560
Philippines (0.7%)
Aboitiz Equity Ventures, Inc.	231,000	200
Aboitiz Power Corp.	198,700	128
Alliance Global Group, Inc.	438,900	93
Ayala Corp.	24,096	159
Ayala Land, Inc.	578,500	191
Bank of the Philippine Islands	195,500	248
Energy Development Corp.	840,000	108
Manila Electric Co.	31,000	164
Metropolitan Bank & Trust	115,200	172
Philippine Long Distance Telephone Co.	5,120	256
SM Investments Corp.	20,140	239
SM Prime Holdings, Inc.	581,000	161
		2,119

	Shares	Value (000)
Poland (0.9%)
Asseco Poland SA	5,048	$61
Bank Pekao SA	8,927	356
BRE Bank SA (b)	1,130	81
Getin Holding SA (b)	28,702	62
KGHM Polska Miedz SA	10,362	407
PGE SA	51,351	299
Polski Koncern Naftowy Orlen SA (b)	25,504	279
Polskie Gornictwo Naftowe i Gazownictwo SA	138,995	169
Powszechna Kasa Oszczednosci Bank Polski SA	50,802	498
Powszechny Zaklad Ubezpieczen SA	3,700	350
Synthos SA	1,374	2
Tauron Polska Energia SA	80,800	123
Telekomunikacja Polska SA	53,058	276
		2,963
Russia (1.0%)
Gazprom OAO ADR	116,829	1,117
Lukoil OAO ADR	11,860	597
MMC Norilsk Nickel OJSC ADR	18,968	408
Mobile Telesystems OJSC ADR	12,300	151
NovaTek OAO (Registered GDR)	1,406	160
Rosneft Oil Co. GDR	39,446	230
Surgutneftegas OJSC ADR (a)	20,000	159
Tatneft ADR	6,917	170
VTB Bank OJSC (Registered GDR)	38,390	158
		3,150
Singapore (1.9%)
Ascendas Real Estate Investment Trust REIT	60,000	93
CapitaLand Ltd. (a)	100,000	186
CapitaMall Trust REIT (a)	85,514	119
City Developments Ltd. (a)	22,741	165
ComfortDelGro Corp. Ltd. (a)	64,538	64
DBS Group Holdings Ltd.	85,678	768
Fraser and Neave Ltd. (a)	42,000	184
Genting Singapore PLC (a)(b)	284,000	330
Jardine Cycle & Carriage Ltd.	3,034	96
Keppel Corp., Ltd.	60,500	354
Noble Group Ltd. (a)	100,090	100
Olam International Ltd. (a)	15,000	26
Oversea-Chinese Banking Corp., Ltd. (a)	157,758	971
SembCorp Industries Ltd.	44,183	114
SembCorp Marine Ltd. (a)	40,000	98
Singapore Airlines Ltd. (a)	29,010	251
Singapore Exchange Ltd. (a)	24,581	123
Singapore Press Holdings Ltd. (a)	34,083	97
Singapore Technologies Engineering Ltd.	52,000	110
Singapore Telecommunications Ltd. (a)	309,115	746
United Overseas Bank Ltd. (a)	72,448	933
Wilmar International Ltd. (a)	45,000	179
		6,107
South Africa (0.4%)
SABMiller PLC	35,787	1,163

	Shares	Value (000)
Spain (0.1%)
Distribuidora Internacional de Alimentacion SA (b)	33,138	$130
Telefonica SA	11,467	220
		350
Sweden (2.6%)
Alfa Laval AB	10,863	171
Assa Abloy AB Series B	10,868	224
Atlas Copco AB, Class A	25,638	453
Atlas Copco AB, Class B	14,102	221
Electrolux AB Series B	9,836	144
Getinge AB, Class B	14,547	317
Hennes & Mauritz AB, Class B	39,016	1,165
Holmen AB, Class B	2,205	55
Husqvarna AB, Class B	9,836	40
Investor AB, Class B	24,030	422
Lundin Petroleum AB (b)	6,862	116
Nordea Bank AB	88,093	712
Oriflame Cosmetics SA SDR (a)	6,266	226
Sandvik AB	38,414	441
Securitas AB, Class B	800	6
Skanska AB, Class B	22,918	317
SKF AB, Class B	11,899	224
SSAB AB, Class A	8,724	65
Svenska Cellulosa AB, Class B	24,425	297
Svenska Handelsbanken AB, Class A	19,474	495
Swedish Match AB	13,822	457
Tele2 AB, Class B	9,285	170
Telefonaktiebolaget LM Ericsson, Class B	68,132	653
TeliaSonera AB	94,172	621
Volvo AB, Class A	15,872	156
Volvo AB, Class B	38,146	373
		8,541
Switzerland (8.3%)
ABB Ltd. (Registered) (b)	95,158	1,625
Baloise-Holding AG (Registered)	1,454	106
Cie Financiere Richemont SA	28,427	1,262
Credit Suisse Group AG (Registered) (b)	19,066	495
GAM Holding AG (b)	5,987	75
Geberit AG (Registered) (b)	989	182
Givaudan SA (Registered) (b)	198	155
Holcim Ltd. (Registered) (b)	6,542	346
Julius Baer Group Ltd. (b)	5,987	199
Logitech International SA (Registered) (a)(b)	2,992	23
Lonza Group AG (Registered) (b)	1,199	72
Nestle SA (Registered)	152,403	8,378
Novartis AG (Registered)	76,910	4,292
Pargesa Holding SA	240	16
Roche Holding AG (Genusschein)	22,532	3,625
Schindler Holding AG	1,720	184
Straumann Holding AG (Registered)	484	76
Swatch Group AG (The)	2,303	755
Swatch Group AG (The) (Registered)	2,032	121
Swiss Life Holding AG (Registered) (b)	609	66
Swiss Re AG (b)	10,178	474

	Shares	Value (000)
Swisscom AG (Registered)	955	$388
Syngenta AG (Registered) (b)	6,458	1,673
Synthes, Inc. (Registered) (h)	3,733	604
Transocean Ltd.	10,456	503
UBS AG (Registered) (b)	63,558	723
Zurich Financial Services AG (b)	2,941	609
		27,027
Thailand (0.2%)
Bangkok Bank PCL	17,800	80
Bangkok Bank PCL (Foreign Registered)	32,100	150
Bank of Ayudhya PCL	71,500	45
Kasikornbank PCL	22,600	84
Kasikornbank PCL (Foreign)	44,100	166
Krung Thai Bank PCL	99,100	48
Siam Commercial Bank PCL (Foreign)	57,700	194
		767
Turkey (1.1%)
Akbank TAS	95,908	377
Anadolu Efes Biracilik Ve Malt Sanayii AS	17,600	203
BIM Birlesik Magazalar AS	6,943	191
Coca-Cola Icecek AS (Units) (d)	5,767	78
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	64,844	83
Eregli Demir ve Celik Fabrikalari TAS	48,598	84
Haci Omer Sabanci Holding AS	44,738	156
KOC Holding AS	52,054	193
Tupras Turkiye Petrol Rafinerileri AS	10,459	215
Turk Telekomunikasyon AS	44,598	191
Turkcell Iletisim Hizmetleri AS (b)	62,578	284
Turkiye Garanti Bankasi AS (Units) (d)	160,656	623
Turkiye Halk Bankasi AS	27,023	194
Turkiye Is Bankasi Series C	124,513	321
Turkiye Vakiflar Bankasi Tao, Class D	68,264	136
Yapi ve Kredi Bankasi AS (b)	70,108	155
		3,484
United Kingdom (18.5%)
3i Group PLC	16,093	47
Admiral Group PLC	3,982	78
Aggreko PLC	23,974	605
AMEC PLC	12,459	157
Anglo American PLC	38,159	1,316
ARM Holdings PLC	85,867	735
AstraZeneca PLC	44,291	1,961
Aviva PLC	61,572	291
BAE Systems PLC	86,021	355
Balfour Beatty PLC	28,670	113
Barclays PLC	158,650	389
BG Group PLC	117,962	2,246
BHP Billiton PLC	21,826	578
BP PLC	395,109	2,370
British American Tobacco PLC	62,338	2,642
British Land Co., PLC REIT	30,701	227
British Sky Broadcasting Group PLC	80,070	822
BT Group PLC	380,963	1,021

	Shares	Value (000)
Bunzl PLC	11,071	$131
Burberry Group PLC	14,341	260
Capita Group PLC (The)	6,717	73
Capital Shopping Centres Group PLC REIT	17,037	87
Carnival PLC	6,781	210
Centrica PLC	92,493	425
Charter International PLC	27,658	371
Cobham PLC	31,176	85
Compass Group PLC	83,308	674
Diageo PLC	91,133	1,734
Experian PLC	24,768	279
Firstgroup PLC	22,411	111
G4S PLC	14,295	59
GlaxoSmithKline PLC	166,949	3,447
Hammerson PLC REIT	24,599	144
Home Retail Group PLC	25,617	44
HSBC Holdings PLC	447,113	3,408
Imperial Tobacco Group PLC	24,791	837
Intercontinental Hotels Group PLC	13,994	227
International Power PLC (a)	13,555	64
Invensys PLC	18,025	63
Investec PLC	5,696	31
J Sainsbury PLC	44,001	187
Johnson Matthey PLC	5,343	131
Kingfisher PLC	35,198	135
Land Securities Group PLC REIT	27,487	274
Legal & General Group PLC	152,731	229
Lloyds Banking Group PLC (b)	234,312	124
Man Group PLC	61,874	160
Marks & Spencer Group PLC	46,420	226
National Grid PLC	104,557	1,037
Next PLC	7,151	280
Old Mutual PLC	130,221	210
Pearson PLC	36,307	639
Petrofac Ltd.	9,768	181
Prudential PLC	52,385	448
Randgold Resources Ltd.	9,535	928
Reckitt Benckiser Group PLC	22,412	1,133
Reed Elsevier PLC	49,612	378
Rexam PLC	17,220	83
Rio Tinto PLC	42,279	1,867
Rolls-Royce Holdings PLC (b)	46,906	430
Royal Bank of Scotland Group PLC (b)	404,465	145
Royal Dutch Shell PLC, Class A	125,973	3,907
Royal Dutch Shell PLC, Class B	96,049	2,983
RSA Insurance Group PLC	83,162	143
Sage Group PLC (The)	60,492	240
Schroders PLC	2,457	49
Scottish & Southern Energy PLC	46,176	923
Segro PLC REIT	25,562	87
Serco Group PLC	5,810	46
Severn Trent PLC	15,300	366
Smith & Nephew PLC	102,037	917
Smiths Group PLC	10,326	159
Standard Chartered PLC	58,009	1,158
Standard Life PLC	44,995	139
Tesco PLC	247,194	1,446
Unilever PLC	36,785	1,152

	Shares	Value (000)
United Utilities Group PLC	6,703	$65
Vodafone Group PLC	2,363,401	6,103
Whitbread PLC	8,223	201
Wolseley PLC	1,711	43
WPP PLC	142,732	1,316
Xstrata PLC	40,712	511
		59,896
United States (0.1%)
Lend Lease Group REIT (Stapled Securities) (c)(d)	5,983	40
Li & Fung Ltd. (a)(e)	52,000	85
Tenaris SA (a)	25,822	328
		453
Total Common Stocks (Cost $332,822)		286,662

No. of Rights
Rights (0.0%)
Korea, Republic of (0.0%)
Daewoo Securities Co. Ltd. (b) (Cost $—)	690	1

Shares
Short-Term Investments (26.4%)
Securities held as Collateral on Loaned Securities (15.8%)
Investment Company (14.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i)	47,254,626	47,255

	Face Amount (000)
Repurchase Agreements (1.2%)
Merrill Lynch & Co., Inc., (0.10%, dated 9/30/11, due 10/3/11; proceeds $1,228; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 4.00% due 5/16/38; valued at $1,253)	$1,228	1,228
Nomura Holdings, Inc., (0.14%, dated 9/30/11, due 10/3/11; proceeds $2,524; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 7/1/26; Federal National Mortgage Association 3.00% due 1/1/26; valued at $2,575)	2,524	2,524
		3,752
Total Securities held as Collateral on Loaned Securities (Cost $51,007)		51,007

	Shares	Value (000)
Investment Company (10.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i) (Cost $34,471)	34,470,804	$34,471
Total Short-Term Investments (Cost $85,478)		85,478
Total Investments (114.8%) (Cost $418,300) Including $48,078 of Securities Loaned (j)(k)+		372,141
Liabilities in Excess of Other Assets (-14.8%)		(47,948)
Net Assets (100.0%)		$324,193

(a)

The value of loaned securities and related collateral outstanding at September 30, 2011 were approximately $48,078,000 and $51,011,000, respectively. The Portfolio received cash collateral of approximately $51,007,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2011, there was uninvested cash of approximately $4,000 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)	Comprised of securities in separate entities that are traded as a single stapled security.
(d)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(e)	Security trades on the Hong Kong exchange.
(f)

For the nine months ended September 30, 2011, the proceeds from sales of Mitsubishi UFJ Financial Group, Inc., Common Stock, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $74,000, respectively, including net realized losses of approximately $81,000.

(g)

At September 30, 2011, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(h)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(i)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(j)

The approximate market value and percentage of net assets, $279,606,000 and 86.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(k)	Securities have been designated as collateral in connection with open foreign currency exchange and futures contracts.
+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $418,300,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $46,159,000 of which approximately $21,247,000 related to appreciated securities and approximately $67,406,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
GDR	Global Depositary Receipt.
PPS	Price Protected Shares.
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.
VVRP	Verminderde Voorheffing Précompte Réduit.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Credit Suisse London Branch (GFX)	USD	2,834	$2,834	10/20/11	EUR	2,056	$2,755	$(79)
Deutsche Bank AG London	AUD	4,653	4,494	10/20/11	USD	4,513	4,513	19
Deutsche Bank AG London	EUR	890	1,193	10/20/11	USD	1,219	1,219	26
Deutsche Bank AG London	USD	4,775	4,775	10/20/11	AUD	4,653	4,494	(281)
Deutsche Bank AG London	USD	6,284	6,284	10/20/11	EUR	4,560	6,109	(175)
Goldman Sachs International	AUD	4,241	4,096	10/20/11	USD	4,121	4,121	25
Goldman Sachs International	HKD	22,524	2,893	10/20/11	USD	2,891	2,891	(2)
Goldman Sachs International	USD	4,352	4,352	10/20/11	AUD	4,241	4,097	(255)
Goldman Sachs International	USD	1,860	1,860	10/20/11	EUR	1,350	1,808	(52)
JPMorgan Chase Bank	USD	5,796	5,796	10/20/11	EUR	4,206	5,635	(161)
Mellon Bank	USD	7,501	7,501	10/20/11	EUR	5,444	7,292	(209)
Mellon Bank	USD	2,091	2,091	10/20/11	HKD	16,291	2,092	1
Royal Bank of Scotland	JPY	735,516	9,538	10/20/11	USD	9,624	9,624	86
Royal Bank of Scotland	USD	9,642	9,642	10/20/11	JPY	735,516	9,538	(104)
Royal Bank of Scotland	USD	7,246	7,246	10/20/11	JPY	553,248	7,175	(71)
State Street Bank and Trust Co.	GBP	418	652	10/20/11	USD	646	646	(6)
State Street Bank and Trust Co.	USD	2,548	2,548	10/20/11	GBP	1,621	2,527	(21)
State Street Bank and Trust Co.	USD	6,082	6,082	10/20/11	GBP	3,919	6,110	28
UBS AG	CHF	501	554	10/20/11	USD	567	567	13
UBS AG	EUR	5,083	6,809	10/20/11	USD	6,858	6,858	49
UBS AG	EUR	5,099	6,830	10/20/11	USD	6,858	6,858	28
UBS AG	HKD	20,661	2,653	10/20/11	USD	2,652	2,652	(1)
UBS AG	JPY	208,020	2,698	10/20/11	USD	2,727	2,727	29
UBS AG	JPY	80,250	1,041	10/20/11	USD	1,050	1,050	9
UBS AG	USD	5,804	5,804	10/20/11	EUR	4,212	5,643	(161)
UBS AG	USD	2,053	2,053	10/20/11	EUR	1,513	2,027	(26)
UBS AG	USD	1,359	1,359	10/20/11	EUR	1,007	1,349	(10)
UBS AG	USD	1,904	1,904	10/20/11	GBP	1,211	1,889	(15)
UBS AG	USD	3,772	3,772	10/20/11	JPY	288,270	3,738	(34)
			$119,354				$118,004	$(1,350)

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
ASX Spi 200 Index (Australia)	19	$1,839	Dec-11	$(19)
Hang Seng China ENT Index (Hong Kong)	8	895	Oct-11	(21)
TOPIX Index (Japan)	74	7,268	Dec-11	39

Short:
DAX Index (Germany)	10	(1,832)	Dec-11	(126)
				$(127)

AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
USD	—	United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$1,205	$—		$1,205
Air Freight & Logistics	—	994	—		994
Airlines	—	387	—		387
Auto Components	—	4,136	—		4,136
Automobiles	—	10,941	—		10,941
Beverages	236	6,103	—		6,339
Biotechnology	—	132	—		132
Building Products	—	2,115	—		2,115
Capital Markets	—	3,063	—		3,063
Chemicals	33	12,105	—		12,138
Commercial Banks	209	21,015	—		21,224
Commercial Services & Supplies	—	1,615	—		1,615
Communications Equipment	—	1,111	—		1,111
Computers & Peripherals	—	1,859	—		1,859
Construction & Engineering	—	3,089	—		3,089
Construction Materials	40	850	—		890
Consumer Finance	—	95	—		95
Containers & Packaging	—	417	—		417
Distributors	—	181	—		181
Diversified Consumer Services	—	106	—		106
Diversified Financial Services	—	2,345	—	†	2,345
Diversified Telecommunication Services	64	10,046	—		10,110
Electric Utilities	—	4,778	—		4,778
Electrical Equipment	—	5,520	—		5,520
Electronic Equipment, Instruments & Components	—	5,904	—		5,904
Energy Equipment & Services	—	2,938	—		2,938
Food & Staples Retailing	213	5,326	—		5,539
Food Products	298	13,857	—		14,155
Gas Utilities	—	507	—		507
Health Care Equipment & Supplies	—	3,633	—		3,633
Health Care Providers & Services	—	699	—		699
Hotels, Restaurants & Leisure	—	2,471	—		2,471
Household Durables	—	3,013	—		3,013
Household Products	41	1,840	—		1,881
Independent Power Producers & Energy Traders	—	300	—		300
Industrial Conglomerates	40	6,645	—		6,685
Information Technology Services	—	705	—		705
Insurance	—	7,668	—		7,668
Internet & Catalog Retail	—	44	—		44
Internet Software & Services	—	290	—		290
Leisure Equipment & Products	—	741	—		741
Life Sciences Tools & Services	—	72	—		72
Machinery	184	11,558	—		11,742
Marine	—	1,095	—		1,095
Media	125	4,904	—		5,029
Metals & Mining	4,578	18,529	—		23,107
Multi-Utilities	—	2,444	—		2,444
Multiline Retail	—	1,041	—		1,041
Office Electronics	—	1,752	—		1,752
Oil, Gas & Consumable Fuels	159	20,647	—		20,806
Paper & Forest Products	—	1,419	—		1,419
Personal Products	—	837	—		837
Pharmaceuticals	—	19,724	—		19,724
Professional Services	—	352	—		352
Real Estate Investment Trusts (REITs)	—	2,860	—		2,860
Real Estate Management & Development	—	5,478	—		5,478
Road & Rail	46	2,812	—		2,858
Semiconductors & Semiconductor Equipment	—	3,964	—		3,964
Software	—	3,502	—		3,502
Specialty Retail	76	2,954	—		3,030
Textiles, Apparel & Luxury Goods	—	4,004	—		4,004
Tobacco	—	4,813	—		4,813
Trading Companies & Distributors	—	5,060	—		5,060
Transportation Infrastructure	—	100	—		100
Water Utilities	—	431	—		431
Wireless Telecommunication Services	715	8,464	—		9,179
Total Common Stocks	7,057	279,605	—	†	286,662
Rights	—	1	—		1
Short-Term Investments
Investment Company	81,726	—	—		81,726
Repurchase Agreements	—	3,752	—		3,752
Total Short-Term Investments	81,726	3,752	—		85,478
Foreign Currency Exchange Contracts	—	313	—		313
Futures Contracts	39	—	—		39
Total Assets	88,822	283,671	—	†	372,493
Liabilities:
Foreign Currency Exchange Contracts	—	(1,663)	—		(1,663)
Futures Contracts	(166)	—	—		(166)
Total Liabilities	(166)	(1,663)	—		(1,829)
Total	$88,656	$282,008	$—	†	$370,664

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $267,140,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$—	†
Purchases	—
Sales	—	‡
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2011	$—

†      Includes one or more securities which are valued at zero.

‡      Includes one or more securities with proceeds from sales of zero.

Morgan Stanley Institutional Fund, Inc.

Asian Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (94.4%)
China (25.5%)
AIA Group Ltd. (a)	5,400	$15
Belle International Holdings Ltd. (a)	21,000	36
China Construction Bank Corp. H Shares (a)	60,000	36
China Mengniu Dairy Co., Ltd. (a)	5,000	15
China Mobile Ltd. (a)	3,000	29
China Pacific Insurance Group Co., Ltd. H Shares (a)	10,600	31
GCL Poly Energy Holdings Ltd. (a)	24,000	6
Hengan International Group Co., Ltd. (a)	500	4
Ping An Insurance Group Co. H Shares (a)	4,000	22
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (a)(b)	5,000	11
Sohu.com, Inc. (b)	200	10
Tencent Holdings Ltd. (a)	2,800	57
Want Want China Holdings Ltd. (a)	44,000	40
		312
Hong Kong (5.6%)
BOC Hong Kong Holdings Ltd.	5,000	10
Hong Kong & China Gas Co., Ltd.	6,600	15
Kerry Properties Ltd.	5,500	17
Samsonite International SA (b)	3,900	6
Wharf Holdings Ltd.	4,400	21
		69
India (7.4%)
HDFC Bank Ltd. ADR	1,000	29
ITC Ltd. GDR	7,383	30
Mahindra & Mahindra Ltd. GDR	1,890	31
		90
Indonesia (6.4%)
Delta Dunia Makmur Tbk PT (b)	41,000	3
Kalbe Farma Tbk PT	126,000	45
Lippo Karawaci Tbk PT	392,000	30
		78
Korea, Republic of (25.6%)
Hynix Semiconductor, Inc.	550	10
Hyundai Engineering & Construction Co., Ltd.	320	16
Hyundai Heavy Industries Co., Ltd.	73	17
Hyundai Mobis	7	2
Hyundai Motor Co.	366	64
KB Financial Group, Inc.	708	23
Korea Aerospace Industries Ltd. (b)	110	3
Korean Air Lines Co., Ltd.	52	2
LG Chem Ltd.	97	26
Mando Corp.	21	3
NCSoft Corp.	27	8
Samsung Electronics Co., Ltd.	104	73
Samsung Fire & Marine Insurance Co., Ltd.	101	18
Shinhan Financial Group Co., Ltd.	909	32
Woongjin Coway Co., Ltd.	520	16
		313

	Shares	Value (000)
Malaysia (5.2%)
Axiata Group Bhd	19,100	$28
CIMB Group Holdings Bhd	13,400	29
Top Glove Corp. Bhd	4,800	6
		63
Philippines (4.2%)
Cebu Air, Inc.	7,240	12
Puregold Price Club, Inc. (b)	14,400	4
SM Investments Corp.	2,920	35
		51
Singapore (2.0%)
Olam International Ltd.	14,636	25

Taiwan (10.3%)
Asustek Computer, Inc.	4,880	36
Catcher Technology Co., Ltd.	2,000	11
Formosa Plastics Corp.	1,000	3
Hon Hai Precision Industry Co., Ltd.	11,000	25
Uni-President Enterprises Corp.	24,380	31
Yuanta Financial Holding Co., Ltd. (b)	39,302	20
		126
Thailand (2.2%)
PTT PCL (Foreign)	3,300	27
Total Common Stocks (Cost $1,381)		1,154

Short-Term Investment (4.0%)
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $48)	48,136	48
Total Investments (98.4%) (Cost $1,429) (d)+		1,202
Other Assets in Excess of Liabilities (1.6%)		20
Net Assets (100.0%)		$1,222

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(d)

The approximate market value and percentage of net assets, $1,081,000 and 88.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $1,429,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $227,000 of which approximately $13,000 related to appreciated securities and approximately $240,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$3	$—	$3
Airlines	—	14	—	14
Auto Components	—	5	—	5
Automobiles	—	95	—	95
Capital Markets	—	20	—	20
Chemicals	—	29	—	29
Commercial Banks	29	130	—	159
Computers & Peripherals	—	47	—	47
Construction & Engineering	—	16	—	16
Electronic Equipment, Instruments & Components	—	25	—	25
Food & Staples Retailing	—	25	—	25
Food Products	—	86	—	86
Gas Utilities	—	15	—	15
Health Care Equipment & Supplies	—	6	—	6
Health Care Providers & Services	—	11	—	11
Household Durables	—	16	—	16
Household Products	—	6	—	6
Industrial Conglomerates	—	35	—	35
Insurance	—	86	—	86
Internet Software & Services	10	57	—	67
Machinery	—	17	—	17
Multiline Retail	4	—	—	4
Oil, Gas & Consumable Fuels	—	30	—	30
Personal Products	—	4	—	4
Pharmaceuticals	—	45	—	45
Real Estate Management & Development	—	68	—	68
Semiconductors & Semiconductor Equipment	—	89	—	89
Software	—	8	—	8
Specialty Retail	—	36	—	36
Tobacco	30	—	—	30
Wireless Telecommunication Services	—	57	—	57
Total Common Stocks	73	1,081	—	1,154
Short-Term Investment - Investment Company	48	—	—	48
Total Assets	$121	$1,081	$—	$1,202

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $874,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (97.7%)
Argentina (0.2%)
Banco Macro SA ADR	140,950	$2,820

Brazil (9.8%)
Banco do Brasil SA	446,200	5,895
BRF - Brasil Foods SA	1,053,052	18,023
Cia de Bebidas das Americas (Preference) ADR	619,100	18,975
Cielo SA	329,900	7,352
Itau Unibanco Holding SA (Preference)	222,562	3,439
Itau Unibanco Holding SA (Preference) ADR	974,574	15,125
MRV Engenharia e Participacoes SA	654,200	3,351
PDG Realty SA Empreendimentos e Participacoes	1,932,600	6,301
Petroleo Brasileiro SA (Preference)	780,972	7,933
Petroleo Brasileiro SA ADR	367,600	8,253
Petroleo Brasileiro SA Sponsored ADR	100,324	2,079
Telecomunicacoes de Sao Paulo SA ADR	541,600	14,325
Ultrapar Participacoes SA	362,000	5,679
Vale SA (Preference)	150,084	3,131
Vale SA (Preference) ADR	640,775	13,456
Vale SA ADR	162,400	3,703
		137,020
Chile (1.9%)
Banco Santander Chile ADR (a)	97,200	7,142
Cencosud SA	1,259,080	6,748
Empresa Nacional de Electricidad SA	3,938,507	5,707
Empresa Nacional de Electricidad SA ADR	11,500	499
Enersis SA	655,845	223
Enersis SA ADR	397,300	6,718
		27,037
China (11.3%)
Belle International Holdings Ltd. (a)(b)	5,350,000	9,128
China Construction Bank Corp. H Shares (a)(b)	29,149,250	17,394
China Mengniu Dairy Co., Ltd. (a)(b)	3,402,000	10,282
China Minsheng Banking Corp., Ltd. H Shares (a)(b)	8,112,000	4,867
China Mobile Ltd. (a)(b)	1,026,500	10,011
China Pacific Insurance Group Co., Ltd. H Shares (a)(b)	3,717,600	10,708
China Resources Power Holdings Co., Ltd. (b)	6,973,900	10,525
China Telecom Corp. Ltd. H Shares (a)(b)	16,518,000	10,307
China ZhengTong Auto Services Holdings Ltd. (a)(b)(c)	4,939,000	4,315
GCL Poly Energy Holdings Ltd. (a)(b)	17,168,000	4,464
Hengan International Group Co., Ltd. (a)(b)	1,160,500	9,211
Ping An Insurance Group Co. H Shares (b)	1,293,000	7,227
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (b)(c)	2,642,500	5,712
Sohu.com, Inc. (a)(c)	183,000	8,821
Tencent Holdings Ltd. (a)(b)	826,000	16,943
Want Want China Holdings Ltd. (a)(b)	10,331,000	9,261
West China Cement Ltd. (a)(b)	14,440,000	2,295
Yanzhou Coal Mining Co., Ltd. H Shares (a)(b)	3,414,000	7,142
		158,613
Czech Republic (2.6%)
CEZ AS	348,500	13,429
Komercni Banka AS	53,886	10,045
Telefonica 02 Czech Republic AS	580,100	12,375
		35,849

	Shares	Value (000)
Egypt (1.4%)
Commercial International Bank Egypt SAE	2,019,056	$7,756
Juhayna Food Industries (c)	5,018,463	3,879
Telecom Egypt Co.	2,982,631	7,401
		19,036
Hong Kong (0.5%)
Samsonite International SA (c)	5,022,300	7,008

Hungary (0.5%)
Richter Gedeon Nyrt	54,768	7,463

India (7.7%)
Asian Paints Ltd.	98,846	6,357
Dr. Reddy’s Laboratories Ltd.	276,945	8,307
Engineers India Ltd.	94,461	473
GAIL India Ltd.	518,907	4,336
Glenmark Pharmaceuticals Ltd.	1,147,775	7,515
HDFC Bank Ltd.	1,476,971	13,925
ICICI Bank Ltd.	479,527	8,433
IndusInd Bank Ltd.	1,138,626	6,182
ITC Ltd.	2,667,780	10,702
Jindal Steel & Power Ltd.	524,031	5,325
Larsen & Toubro Ltd.	223,740	6,091
Mahindra & Mahindra Ltd.	492,215	8,033
Reliance Industries Ltd.	282,132	4,596
Tata Consultancy Services Ltd.	473,689	9,807
Tata Steel Ltd.	944,411	7,957
		108,039
Indonesia (6.2%)
Astra International Tbk PT	1,962,000	13,857
Bank Central Asia Tbk PT	12,774,500	11,008
Bank Mandiri Tbk PT	13,819,000	9,651
Indofood Sukses Makmur Tbk PT	14,251,000	8,038
Indosat Tbk PT	16,454,000	9,680
Kalbe Farma Tbk PT	15,791,000	5,703
Lippo Karawaci Tbk PT	168,350,500	12,711
Telekomunikasi Indonesia Tbk PT	18,032,000	15,470
		86,118
Korea, Republic of (14.7%)
Cheil Industries, Inc.	63,016	4,365
Cheil Worldwide, Inc.	314,615	4,934
Hyundai Engineering & Construction Co., Ltd.	105,430	5,352
Hyundai Mobis	48,014	13,636
Hyundai Motor Co.	129,088	22,644
Hyundai Steel Co.	76,452	5,583
KB Financial Group, Inc.	264,607	8,642
Korea Aerospace Industries Ltd. (c)	292,660	8,624
Korean Air Lines Co., Ltd.	164,153	6,060
KT&G Corp.	80,860	5,044
LG Chem Ltd.	44,821	11,874

	Shares	Value (000)
LG Household & Health Care Ltd.	14,504	$6,527
Mando Corp.	43,682	7,044
NCSoft Corp.	40,716	11,511
NHN Corp. (c)	48,941	9,227
Samsung Electronics Co., Ltd.	53,342	37,367
Samsung Electronics Co., Ltd. (Preference)	13,279	6,343
Samsung Fire & Marine Insurance Co., Ltd.	51,083	9,122
Shinhan Financial Group Co., Ltd.	379,802	13,282
SSCP Co., Ltd.	254,760	813
Woongjin Coway Co., Ltd.	263,452	8,335
		206,329
Lebanon (0.7%)
Banque Audi sal-Audi Saradar Group GDR	758,799	5,152
BLOM Bank SAL GDR	588,210	4,620
		9,772
Malaysia (2.9%)
AirAsia Bhd	6,424,900	5,850
Axiata Group Bhd	12,691,900	18,140
CIMB Group Holdings Bhd	3,943,300	8,552
Sime Darby Bhd	3,096,500	8,056
		40,598
Mexico (3.6%)
America Movil SAB de CV, Class L ADR	1,264,188	27,913
Desarrolladora Homex SAB de CV ADR (a)(c)	133,244	1,799
Empresas ICA SAB de CV (c)	1,319,500	1,464
Fomento Economico Mexicano SAB de CV (Units) ADR (d)	293,100	18,999
		50,175
Peru (1.5%)
Cia de Minas Buenaventura SA ADR	278,090	10,495
Credicorp Ltd.	113,815	10,494
		20,989
Philippines (4.0%)
Ayala Corp.	1,345,572	8,866
Metro Pacific Investments Corp.	161,808,000	10,026
Metropolitan Bank & Trust	9,490,781	14,173
Philippine Long Distance Telephone Co.	231,570	11,561
SM Investments Corp.	936,810	11,122
		55,748
Poland (2.7%)
Central European Distribution Corp. (a)(c)	494,688	3,468
Jeronimo Martins SGPS SA	1,140,245	17,767
Telekomunikacja Polska SA	3,104,594	16,173
		37,408
Qatar (0.5%)
Industries Qatar QSC	219,700	7,421

	Shares	Value (000)
Russia (3.4%)
Eurasia Drilling Co., Ltd. GDR	208,777	$3,799
Lukoil OAO ADR	493,401	24,839
Protek (c)	1,837,258	1,199
Rosneft Oil Co. GDR	2,154,075	12,549
Tatneft ADR	203,563	4,997
		47,383
South Africa (6.1%)
AVI Ltd.	2,808,770	11,212
Clicks Group Ltd. (a)	1,784,403	8,277
MTN Group Ltd. (a)	929,492	15,207
Naspers Ltd., Class N (a)	477,917	20,688
Pick n Pay Stores Ltd. (a)	2,013,218	9,077
SABMiller PLC	673,282	21,652
		86,113
Switzerland (0.4%)
Swatch Group AG (The)	18,299	5,997

Taiwan (6.3%)
Advanced Semiconductor Engineering, Inc.	4,340,296	3,701
Asustek Computer, Inc.	1,207,536	9,018
Catcher Technology Co., Ltd.	1,065,000	6,109
China Steel Corp.	99,921	97
Chunghwa Telecom Co. Ltd.	1,858,000	6,183
Formosa Plastics Corp.	2,742,000	7,249
Fubon Financial Holding Co., Ltd.	3,593,795	3,719
Hon Hai Precision Industry Co., Ltd.	3,150,911	7,034
HTC Corp.	539,954	11,862
Taiwan Cement Corp.	4,726,000	5,009
Taiwan Semiconductor Manufacturing Co., Ltd.	6,878,205	15,584
TPK Holding Co., Ltd. (c)	172,750	3,203
Uni-President Enterprises Corp.	7,248,730	9,332
		88,100
Thailand (3.1%)
Banpu PCL NVDR	302,400	5,028
Kasikornbank PCL (Foreign)	768,100	2,885
Kasikornbank PCL NVDR	2,621,800	9,696
Land and Houses PCL NVDR	46,296,200	9,594
PTT PCL (Foreign)	692,600	5,696
Siam Cement PCL NVDR	845,400	7,015
Thai Airways International PCL	4,241,100	2,674
Thai Airways International PCL NVDR	1,884,800	1,188
		43,776
Turkey (3.3%)
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,228,304	14,144
Coca-Cola Icecek AS (Units) (d)	476,668	6,473
Turk Telekomunikasyon AS	2,297,489	9,833
Turkiye Garanti Bankasi AS (Units) (d)	4,167,534	16,158
		46,608

	Shares	Value (000)
United States (2.4%)
Mead Johnson Nutrition Co.	306,370	$21,088
Yum! Brands, Inc.	251,292	12,412
		33,500
Total Common Stocks (Cost $1,403,179)		1,368,920

Investment Company (0.9%)
India (0.9%)
Morgan Stanley Growth Fund (c)(e) (Cost $2,240)	11,379,378	12,411

Short-Term Investments (7.1%)
Securities held as Collateral on Loaned Securities (5.7%)
Investment Company (5.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	73,685,337	73,685

	Face Amount (000)
Repurchase Agreements (0.4%)
Merrill Lynch & Co., Inc., (0.10%, dated 9/30/11, due 10/3/11; proceeds $1,915; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 4.00% due 5/16/38; valued at $1,953)	$1,915	1,915
Nomura Holdings, Inc., (0.14%, dated 9/30/11, due 10/3/11; proceeds $3,936; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 7/1/26; Federal National Mortgage Association 3.00% due 1/1/26; valued at $4,015)	3,936	3,936
		5,851
Total Securities held as Collateral on Loaned Securities (Cost $79,536)		79,536

	Shares
Investment Companies (1.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $19,949)	19,949,028	19,949
Total Short-Term Investments (Cost $99,485)		99,485
Total Investments (105.7%) (Cost $1,504,904) Including $72,246 of Securities Loaned (f)+		1,480,816
Liabilities in Excess of Other Assets (-5.7%)		(80,184)
Net Assets (100.0%)		$1,400,632

(a)

The value of loaned securities and related collateral outstanding at September 30, 2011 were approximately $72,246,000 and $79,542,000, respectively. The Portfolio received cash collateral of approximately $79,536,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2011, there was uninvested cash of approximately $6,000 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.

(d)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(e)

The Portfolio invests in the Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Morgan Stanley Growth Fund with respect to assets invested by the Portfolio in the Morgan Stanley Growth Fund. The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)

The approximate market value and percentage of net assets, $1,085,090,000 and 77.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $1,504,904,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $24,088,000 of which approximately $162,746,000 related to appreciated securities and approximately $186,834,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$8,624	$—	$8,624
Airlines	—	15,772	—	15,772
Auto Components	—	20,680	—	20,680
Automobiles	—	48,849	—	48,849
Beverages	41,442	42,269	—	83,711
Chemicals	—	30,658	—	30,658
Commercial Banks	44,915	172,421	—	217,336
Communications Equipment	—	11,862	—	11,862
Computers & Peripherals	—	15,127	—	15,127
Construction & Engineering	1,464	11,916	—	13,380
Construction Materials	—	14,319	—	14,319
Diversified Financial Services	—	22,611	—	22,611
Diversified Telecommunication Services	14,325	77,742	—	92,067
Electric Utilities	6,941	13,429	—	20,370
Electronic Equipment, Instruments & Components	—	10,237	—	10,237
Energy Equipment & Services	—	3,799	—	3,799
Food & Staples Retailing	6,748	26,844	—	33,592
Food Products	39,111	52,004	—	91,115
Gas Utilities	—	4,336	—	4,336
Health Care Providers & Services	—	6,911	—	6,911
Hotels, Restaurants & Leisure	12,412	—	—	12,412
Household Durables	11,451	8,335	—	19,786
Household Products	—	13,535	—	13,535
Independent Power Producers & Energy Traders	6,206	10,525	—	16,731
Industrial Conglomerates	—	26,599	—	26,599
Information Technology Services	7,352	9,807	—	17,159
Insurance	—	27,057	—	27,057
Internet Software & Services	8,821	26,170	—	34,991
Media	—	25,622	—	25,622
Metals & Mining	30,785	18,962	—	49,747
Multiline Retail	—	8,277	—	8,277
Oil, Gas & Consumable Fuels	23,944	64,847	—	88,791
Personal Products	—	9,211	—	9,211
Pharmaceuticals	—	28,988	—	28,988
Real Estate Management & Development	—	22,305	—	22,305
Semiconductors & Semiconductor Equipment	—	67,459	—	67,459
Software	—	11,511	—	11,511
Specialty Retail	—	9,128	—	9,128
Textiles, Apparel & Luxury Goods	—	5,997	—	5,997
Tobacco	—	15,746	—	15,746
Wireless Telecommunication Services	27,913	64,599	—	92,512
Total Common Stocks	283,830	1,085,090	—	1,368,920
Investment Company	12,411	—	—	12,411
Short-Term Investments
Investment Company	93,634	—	—	93,634
Repurchase Agreements	—	5,851	—	5,851
Total Short-Term Investments	93,634	5,851	—	99,485
Total Assets	$389,875	$1,090,941	$—	$1,480,816

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $772,221,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$—	†
Purchases	—
Sales	—	‡
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	12,045
Realized gains (losses)	(12,045)
Ending Balance	$—

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2011	$—

†      Includes one or more securities which are valued at zero.

‡      Includes one or more securities with proceeds from sales of zero.

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (98.5%)
Australia (1.7%)
QR National Ltd.	13,942	$42

Brazil (5.3%)
LLX Logistica SA (a)	14,400	28
Natura Cosmeticos SA	3,991	68
OGX Petroleo e Gas Participacoes SA (a)	6,138	37
		133
Canada (8.0%)
Brookfield Asset Management, Inc., Class A	3,568	98
Fairfax Financial Holdings Ltd.	177	68
Groupe Aeroplan, Inc.	3,230	37
		203
China (3.3%)
China Merchants Holdings International Co., Ltd. (b)	12,328	33
Tencent Holdings Ltd. (b)	2,500	51
		84
Denmark (0.4%)
Pandora A/S	1,518	10

France (10.4%)
Christian Dior SA	311	35
Danone	651	40
Edenred	4,987	119
Pernod-Ricard SA	430	34
Remy Cointreau SA	501	34
		262
Greece (1.5%)
Jumbo SA	7,500	39

Hong Kong (2.9%)
L’Occitane International SA (a)	18,000	36
Sun Art Retail Group Ltd. (a)	34,500	36
		72
Japan (1.2%)
Softbank Corp.	1,000	29

Singapore (2.9%)
Jardine Matheson Holdings Ltd.	1,621	73

Switzerland (8.7%)
Nestle SA ADR	2,012	111
Schindler Holding AG	1,019	109
		220
United Kingdom (8.0%)
Diageo PLC ADR	1,037	79
Intertek Group PLC	4,345	124
		203

	Shares	Value (000)
United States (44.2%)
Amazon.com, Inc. (a)	504	$109
Anheuser-Busch InBev N.V. ADR	2,071	110
Apple, Inc. (a)	348	133
Costco Wholesale Corp.	846	69
Covanta Holding Corp.	2,279	35
eBay, Inc. (a)	3,128	92
Google, Inc., Class A (a)	154	79
Li & Fung Ltd. (b)	36,000	59
Mead Johnson Nutrition Co.	1,412	97
Motorola Solutions, Inc.	2,244	94
Philip Morris International, Inc.	1,195	75
Pricesmart, Inc.	578	36
Starbucks Corp.	1,734	65
Yum! Brands, Inc.	1,279	63
		1,116
Total Common Stocks (Cost $2,654)		2,486

Short-Term Investment (4.2%)
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $106)	105,680	106
Total Investments (102.7%) (Cost $2,760) (d)+		2,592
Liabilities in Excess of Other Assets (-2.7%)		(67)
Net Assets (100.0%)		$2,525

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Funds”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(d)

The approximate market value and percentage of net assets, $794,000 and 31.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $2,760,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $168,000 of which approximately $54,000 related to appreciated securities and approximately $222,000 related to depreciated securities.

ADR	American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$189	$68	$—	$257
Commercial Services & Supplies	35	119	—	154
Communications Equipment	94	—	—	94
Computers & Peripherals	133	—	—	133
Distributors	—	59	—	59
Diversified Consumer Services	—	36	—	36
Food & Staples Retailing	105	—	—	105
Food Products	208	40	—	248
Hotels, Restaurants & Leisure	128	—	—	128
Industrial Conglomerates	—	73	—	73
Insurance	68	—	—	68
Internet & Catalog Retail	109	—	—	109
Internet Software & Services	171	51	—	222
Leisure Equipment & Products	—	39	—	39
Machinery	109	—	—	109
Media	37	—	—	37
Oil, Gas & Consumable Fuels	37	—	—	37
Personal Products	68	—	—	68
Professional Services	—	124	—	124
Real Estate Management & Development	98	—	—	98
Road & Rail	—	42	—	42
Specialty Retail	—	36	—	36
Textiles, Apparel & Luxury Goods	—	45	—	45
Tobacco	75	—	—	75
Transportation Infrastructure	28	33	—	61
Wireless Telecommunication Services	—	29	—	29
Total Common Stocks	1,692	794	—	2,486
Short-Term Investment - Investment Company	106	—	—	106
Total Assets	$1,798	$794	$—	$2,592

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $451,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Morgan Stanley Institutional Fund, Inc.

Global Discovery Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (98.1%)
Australia (5.4%)
DuluxGroup Ltd.	60,600	$146
Lynas Corp. Ltd. (a)	40,064	40
		186
Brazil (9.5%)
LLX Logistica SA (a)	17,997	35
Natura Cosmeticos SA	3,847	65
OGX Petroleo e Gas Participacoes SA (a)	17,140	105
Raia SA (a)	2,306	31
Restoque Comercio e Confeccoes de Roupas SA (a)	8,167	91
		327
Canada (2.1%)
Valeant Pharmaceuticals International, Inc.	1,962	73

China (1.5%)
Country Style Cooking Restaurant Chain Co., Ltd. ADR (a)	4,387	51

Denmark (1.9%)
Pandora A/S	9,813	65

France (16.0%)
Carrefour SA	3,269	74
Christian Dior SA	558	63
Edenred	14,771	351
Eurazeo	1,514	64
		552
Germany (1.7%)
Beiersdorf AG	1,089	58

Greece (7.2%)
Hellenic Exchanges SA Holding Clearing Settlement and Registry	17,844	70
Jumbo SA	33,920	176
		246
Hong Kong (3.8%)
L’Occitane International SA (a)	65,500	132

Marshall Islands (2.4%)
Diana Containerships, Inc.	17,693	81

Spain (2.0%)
Zardoya Otis SA	5,509	70

Sweden (2.1%)
Hennes & Mauritz AB, Class B	2,374	71

Switzerland (9.4%)
Nestle SA (Registered)	5,880	323

United Kingdom (4.5%)
Intertek Group PLC	5,447	156

	Shares	Value (000)
United States (28.6%)
Akamai Technologies, Inc. (a)	5,455	$109
Dunkin’ Brands Group, Inc. (a)	46	1
First Solar, Inc. (a)	385	24
Intuitive Surgical, Inc. (a)	390	142
Motorola Solutions, Inc.	14,210	596
Sara Lee Corp.	6,787	111
		983
Total Common Stocks (Cost $3,978)		3,374

Short-Term Investment (0.0%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $1)	922	1
Total Investments (98.1%) (Cost $3,979) (c)(d)+		3,375
Other Assets in Excess of Liabilities (1.9%)		64
Net Assets (100.0%)		$3,439

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(c)

The approximate market value and percentage of net assets, $1,859,000 and 54.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)	Securities have been designated as collateral in connection with open foreign currency exchange contracts.
+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $3,979,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $604,000 of which approximately $63,000 related to appreciated securities and approximately $667,000 related to depreciated securities.

ADR	American Depositary Receipt.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
State Street Bank and Trust Co.	EUR	124	$167	10/20/11	USD	174	$174	$7

EUR    —  Euro

USD    —  United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Commercial Services & Supplies	$—	$351	$—	$351
Communications Equipment	596	—	—	596
Diversified Financial Services	—	134	—	134
Food & Staples Retailing	31	74	—	105
Food Products	111	323	—	434
Health Care Equipment & Supplies	142	—	—	142
Hotels, Restaurants & Leisure	52	—	—	52
Internet Software & Services	109	—	—	109
Leisure Equipment & Products	—	176	—	176
Machinery	—	70	—	70
Marine	81	—	—	81
Metals & Mining	—	186	—	186
Oil, Gas & Consumable Fuels	105	—	—	105
Personal Products	65	58	—	123
Pharmaceuticals	73	—	—	73
Professional Services	—	156	—	156
Semiconductors & Semiconductor Equipment	24	—	—	24
Specialty Retail	—	203	—	203
Textiles, Apparel & Luxury Goods	91	128	—	219
Transportation Infrastructure	35	—	—	35
Total Common Stocks	1,515	1,859	—	3,374
Short-Term Investment - Investment Company	1	—	—	1
Foreign Currency Exchange Contracts	—	7	—	7
Total Assets	$1,516	$1,866	$—	$3,382

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $1,426,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (96.0%)
Finland (2.1%)
Kone Oyj, Class B	87,758	$4,164

France (2.3%)
Legrand SA	145,863	4,547

Hong Kong (1.5%)
Huabao International Holdings Ltd.	3,844,000	3,134

Italy (2.1%)
Davide Campari-Milano SpA.	577,925	4,215

Sweden (4.2%)
Swedish Match AB	256,334	8,482

Switzerland (8.7%)
Nestle SA (Registered)	304,672	16,748
Novartis AG (Registered)	11,989	669
		17,417
United Kingdom (31.3%)
Admiral Group PLC	297,805	5,839
British American Tobacco PLC	435,809	18,472
Experian PLC	181,105	2,037
Imperial Tobacco Group PLC	358,377	12,102
Reckitt Benckiser Group PLC	287,077	14,514
Unilever PLC	316,632	9,919
		62,883
United States (43.8%)
Accenture PLC, Class A	187,882	9,898
Dr. Pepper Snapple Group, Inc.	256,220	9,936
Herbalife Ltd.	110,466	5,921
Kellogg Co.	178,825	9,512
Kraft Foods, Inc., Class A	62,347	2,094
Mead Johnson Nutrition Co.	68,898	4,742
Microsoft Corp.	340,165	8,467
Moody’s Corp.	77,562	2,362
Philip Morris International, Inc.	163,841	10,220
Procter & Gamble Co. (The)	159,771	10,094
Sara Lee Corp.	174,320	2,850
Scotts Miracle-Gro Co. (The), Class A	96,288	4,294
Visa, Inc., Class A	87,099	7,466
		87,856
Total Common Stocks (Cost $182,147)		192,698

Short-Term Investment (3.6%)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (a) (Cost $7,236)	7,236,270	7,236
Total Investments (99.6%) (Cost $189,383) (b)+		$199,934
Other Assets in Excess of Liabilities (0.4%)		831
Net Assets (100.0%)		$200,765

(a)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Funds”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(b)

The approximate market value and percentage of net assets, $104,842,000 and 52.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $189,383,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $10,551,000 of which approximately $14,765,000 related to appreciated securities and approximately $4,214,000 related to depreciated securities.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$9,936	$4,215	$—	$14,151
Chemicals	4,294	3,134	—	7,428
Diversified Financial Services	2,362	—	—	2,362
Electrical Equipment	—	4,547	—	4,547
Food Products	19,198	26,667	—	45,865
Household Products	10,094	14,514	—	24,608
Information Technology Services	17,364	—	—	17,364
Insurance	—	5,839	—	5,839
Machinery	—	4,164	—	4,164
Personal Products	5,921	—	—	5,921
Pharmaceuticals	—	669	—	669
Professional Services	—	2,037	—	2,037
Software	8,467	—	—	8,467
Tobacco	10,220	39,056	—	49,276
Total Common Stocks	87,856	104,842	—	192,698
Short-Term Investment - Investment Company	7,236	—	—	7,236
Total Assets	$95,092	$104,842	$—	$199,934

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $97,161,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (84.1%)
Australia (1.0%)
AET&D Holdings No 1 Ltd. (a)(b)(c)	36,846	$—
Lynas Corp. Ltd. (a)	124,705	126
		126
Belgium (1.8%)
Anheuser-Busch InBev N.V.	4,183	222

Brazil (5.8%)
BM&F Bovespa SA	24,799	116
Brookfield Incorporacoes SA	77,022	226
CETIP SA - Balcao Organizado de Ativos e Derivativos	28,893	361
		703
Canada (4.3%)
Brookfield Asset Management, Inc., Class A	11,481	316
Brookfield Infrastructure Partners LP	8,026	196
		512
China (20.4%)
Baidu, Inc. ADR (a)	3,991	427
China Merchants Holdings International Co., Ltd. (d)	99,883	268
Golden Eagle Retail Group Ltd. (d)	180,000	366
New Oriental Education & Technology Group, Inc. ADR (a)	18,336	421
Renren, Inc. ADR (a)	12,399	63
Tencent Holdings Ltd. (d)	8,700	179
Want Want China Holdings Ltd. (d)	201,000	180
Wynn Macau Ltd. (d)	66,000	153
Xueda Education Group ADR (a)	106,320	290
Youku.com, Inc. ADR (a)	6,730	110
		2,457
Denmark (3.8%)
DSV A/S	25,171	454

France (1.2%)
Pernod-Ricard SA	1,871	147

Germany (0.9%)
BASF SE	1,778	108

Hong Kong (3.8%)
Minth Group Ltd.	123,800	110
Sun Art Retail Group Ltd. (a)	332,000	342
		452
India (3.7%)
MakeMyTrip Ltd. (a)	6,761	149
Mundra Port and Special Economic Zone Ltd.	90,497	298
		447
Israel (0.9%)
Teva Pharmaceutical Industries Ltd. ADR	2,961	110

	Shares	Value (000)
Italy (2.1%)
Prada SpA. (a)(d)	61,400	$255

Japan (5.0%)
Universal Entertainment Corp.	20,300	604

Russia (0.6%)
Yandex N.V., Class A (a)	3,553	73

Switzerland (2.3%)
Kuehne & Nagel International AG (Registered)	1,333	149
Panalpina Welttransport Holding AG (Registered) (a)	1,431	122
		271
United Kingdom (1.4%)
Diageo PLC ADR	2,201	167

United States (25.1%)
Amazon.com, Inc. (a)	2,687	581
Apple, Inc. (a)	1,482	565
CME Group, Inc.	656	162
Google, Inc., Class A (a)	1,118	575
Greenlight Capital Re Ltd., Class A (a)	13,444	279
LinkedIn Corp., Class A (a)	383	30
Mastercard, Inc., Class A	1,016	322
Monsanto Co.	3,284	197
Ultra Petroleum Corp. (a)	4,059	112
Visa, Inc., Class A	2,378	204
		3,027
Total Common Stocks (Cost $8,990)		10,135

Convertible Preferred Stocks (0.7%)
China (0.0%)
Youku.com, Inc., Class A (a)(b)(c)	9	—	@
United States (0.7%)
Better Place, Inc. (a)(b)(c)	26,109	78
Total Convertible Preferred Stocks (Cost $78)		78

Participation Notes (4.5%)
China (4.5%)
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21	4,350	129
UBS AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 2/25/13	14,080	419
Total Participation Notes (Cost $412)		548

Short-Term Investment (11.4%)
Investment Company (11.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $1,373)	1,372,796	1,373
Total Investments (100.7%) (Cost $10,853) (f)+		$12,134
Liabilities in Excess of Other Assets (-0.7%)		(89)
Net Assets (100.0%)		$12,045

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2011.
(c)

At September 30, 2011, the Portfolio held fair valued securities valued at approximately $78,000, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)	Security trades on the Hong Kong exchange.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)

The approximate market value and percentage of net assets, $4,631,000 and 38.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $10,853,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,281,000 of which approximately $2,229,000 related to appreciated securities and approximately $948,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$122	$—		$122
Auto Components	—	110	—		110
Beverages	167	369	—		536
Capital Markets	361	—	—		361
Chemicals	197	108	—		305
Computers & Peripherals	565	—	—		565
Diversified Consumer Services	711	342	—		1,053
Diversified Financial Services	278	—	—		278
Electric Utilities	196	—	—	†	196
Food Products	—	180	—		180
Hotels, Restaurants & Leisure	—	153	—		153
Household Durables	226	—	—		226
Information Technology Services	526	—	—		526
Insurance	279	—	—		279
Internet & Catalog Retail	581	—	—		581
Internet Software & Services	1,427	179	—		1,606
Leisure Equipment & Products	—	604	—		604
Marine	—	149	—		149
Metals & Mining	—	126	—		126
Multiline Retail	—	621	—		621
Oil, Gas & Consumable Fuels	112	—	—		112
Pharmaceuticals	110	—	—		110
Real Estate Management & Development	316	—	—		316
Road & Rail	—	454	—		454
Transportation Infrastructure	—	566	—		566
Total Common Stocks	6,052	4,083	—	†	10,135
Convertible Preferred Stocks	—	—	78		78
Participation Notes	—	548	—		548
Short-Term Investment - Investment Company	1,373	—	—		1,373
Total Assets	$7,425	$4,631	$78		$12,134

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $3,355,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Convertible Preferred Stocks (000)
Beginning Balance	$—	†	$278
Purchases	—		—
Sales	—		(57)
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Change in unrealized appreciation/depreciation	—		(143)
Realized gains (losses)	—		—
Ending Balance	$—	†	$78

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2011	$—		$— @

@      Value is less than $500.

†        Includes one or more securities which are valued at zero.

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (96.2%)
Australia (7.5%)
CFS Retail Property Trust REIT	4,515,557	$7,574
Commonwealth Property Office Fund REIT	1,078,447	927
Dexus Property Group REIT (Stapled Securities) (a)	5,462,029	4,308
Goodman Group REIT (Stapled Securities) (a)	9,362,500	5,123
GPT Group REIT (Stapled Securities) (a)	4,262,882	12,740
Mirvac Group REIT (Stapled Securities) (a)(b)	5,033,507	5,492
Stockland REIT (Stapled Securities) (a)(b)	4,197,876	11,677
Westfield Group REIT (Stapled Securities) (a)(b)	4,974,420	36,829
Westfield Retail Trust REIT	6,453,807	14,971
		99,641
Austria (0.1%)
Atrium European Real Estate Ltd.	250,535	1,202
Conwert Immobilien Invest SE	34,318	414
		1,616
Belgium (0.1%)
Befimmo SCA Sicafi REIT	9,386	704
Cofinimmo REIT	1,702	201
		905
Brazil (0.2%)
BR Malls Participacoes SA	10,680	109
BR Properties SA	184,900	1,680
Iguatemi Empresa de Shopping Centers SA	74,100	1,241
		3,030
Canada (1.7%)
Boardwalk REIT	132,430	6,089
Brookfield Office Properties Canada REIT	38,141	797
Calloway REIT	40,743	1,000
Extendicare REIT	193,240	1,296
RioCan REIT	515,035	12,779
		21,961
China (4.0%)
Agile Property Holdings Ltd. (c)	2,704,000	1,718
China Overseas Land & Investment Ltd. (c)	17,127,240	24,507
China Resources Land Ltd. (c)	16,687,000	17,534
Guangzhou R&F Properties Co., Ltd., Class H (c)	13,169,500	9,491
KWG Property Holding Ltd. (c)	1,317,000	478
		53,728
Finland (0.3%)
Citycon Oyj	476,353	1,627
Sponda Oyj	616,587	2,319
		3,946
France (4.0%)
Fonciere Des Regions REIT	60,184	4,198
Gecina SA REIT	35,050	3,070
ICADE REIT	59,155	4,619
Klepierre REIT	315,758	8,856

	Shares	Value (000)
Mercialys SA REIT	17,279	$615
Societe de la Tour Eiffel REIT	14,182	805
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	20,297	1,956
Unibail-Rodamco SE REIT	163,036	29,057
		53,176
Germany (0.6%)
Alstria Office AG REIT	356,097	4,131
Deutsche Euroshop AG	28,053	944
Prime Office AG REIT (d)	390,146	2,323
		7,398
Hong Kong (14.4%)
Hang Lung Properties Ltd.	3,998,000	11,695
Henderson Land Development Co., Ltd.	2,201,440	9,766
Hongkong Land Holdings Ltd.	8,056,000	35,666
Hysan Development Co., Ltd.	3,849,231	11,552
Kerry Properties Ltd.	5,051,220	15,886
New World Development Ltd.	2,581,229	2,425
Sino Land Co., Ltd.	2,377,315	3,145
Sun Hung Kai Properties Ltd.	6,876,712	77,913
Swire Pacific Ltd.	261,000	2,680
Wharf Holdings Ltd.	4,198,763	20,410
		191,138
Italy (0.3%)
Beni Stabili SpA	7,855,478	4,140

Japan (10.1%)
Japan Real Estate Investment Corp. REIT	712	6,945
Mitsubishi Estate Co., Ltd.	2,960,000	47,905
Mitsui Fudosan Co., Ltd.	2,536,000	40,138
Nippon Building Fund, Inc. REIT	601	6,212
NTT Urban Development Corp.	1,459	1,059
Sumitomo Realty & Development Co., Ltd.	1,648,000	31,668
		133,927
Malta (0.0%)
BGP Holdings PLC (d)(e)	12,867,024	—

Netherlands (1.4%)
Corio N.V. REIT	181,920	8,372
Eurocommercial Properties N.V. CVA REIT	181,186	6,955
Vastned Retail N.V. REIT	3,303	157
Wereldhave N.V. REIT	39,007	2,742
		18,226
Norway (0.0%)
Norwegian Property ASA	371,419	495

Singapore (2.1%)
CapitaCommercial Trust REIT	1,714,000	1,299
CapitaLand Ltd.	7,832,000	14,600
CapitaMall Trust REIT	104,000	144
CapitaMalls Asia Ltd.	1,028,000	939

	Shares	Value (000)
City Developments Ltd.	697,000	$5,059
Global Logistic Properties Ltd. (d)	702,000	881
Keppel Land Ltd.	1,593,705	3,114
Suntec REIT	1,612,000	1,410
		27,446
Sweden (0.6%)
Atrium Ljungberg AB, Class B	164,980	1,575
Castellum AB	41,064	500
Fabege AB	101,669	768
Hufvudstaden AB, Class A	491,128	4,753
		7,596
Switzerland (0.9%)
PSP Swiss Property AG (Registered) (d)	110,864	9,948
Swiss Prime Site AG (Registered) (d)	27,173	2,188
		12,136
United Kingdom (6.7%)
Big Yellow Group PLC REIT	1,007,938	3,742
British Land Co., PLC REIT	1,514,556	11,185
Capital & Counties Properties PLC	390,604	1,020
Capital & Regional PLC (d)	3,736,945	2,053
Capital Shopping Centres Group PLC REIT	978,019	4,969
Derwent London PLC REIT	167,617	3,748
Development Securities PLC	338,808	998
Grainger PLC	1,980,626	2,666
Great Portland Estates PLC REIT	520,939	2,750
Hammerson PLC REIT	2,171,285	12,673
Land Securities Group PLC REIT	1,701,607	16,949
LXB Retail Properties PLC (d)	2,744,550	4,298
Metric Property Investments PLC REIT	1,081,775	1,679
Quintain Estates & Development PLC (d)	3,282,302	2,046
Safestore Holdings PLC	2,415,519	3,834
Segro PLC REIT	1,381,001	4,715
Shaftesbury PLC REIT	194,768	1,410
ST Modwen Properties PLC	2,018,636	3,678
Unite Group PLC (d)	1,816,712	4,664
		89,077
United States (41.2%)
Acadia Realty Trust REIT	258,691	4,838
Apartment Investment & Management Co., Class A REIT	554,508	12,266
Ashford Hospitality Trust, Inc. REIT	320,640	2,251
Assisted Living Concepts, Inc., Class A	238,038	3,016
AvalonBay Communities, Inc. REIT	142,480	16,250
BioMed Realty Trust, Inc. REIT	67,400	1,117
Boston Properties, Inc. REIT	282,755	25,193
BRE Properties, Inc. REIT	91,180	3,861
Brookfield Office Properties, Inc.	1,245,446	17,150
Cabot Industrial Value Fund III, LP REIT (d)(e)(f)(g)	5,187	2,594
Camden Property Trust REIT	131,110	7,245
Capital Senior Living Corp. (d)	70,600	436
CommonWealth REIT	153,840	2,918
Coresite Realty Corp. REIT	85,420	1,226
Cousins Properties, Inc. REIT	1,100,345	6,437

	Shares	Value (000)
CreXus Investment Corp. REIT	65,150	$579
DCT Industrial Trust, Inc. REIT	998,320	4,383
Digital Realty Trust, Inc. REIT	38,130	2,103
Douglas Emmett, Inc. REIT	95,050	1,625
Equity Lifestyle Properties, Inc. REIT	175,881	11,028
Equity Residential REIT	952,351	49,398
Exeter Industrial Value Fund, LP (d)(e)(f)(g)	1,860,000	1,674
Federal Realty Investment Trust REIT	86,294	7,111
Forest City Enterprises, Inc., Class A (d)	1,791,462	19,097
General Growth Properties, Inc. REIT	2,197,478	26,589
HCP, Inc. REIT	638,916	22,400
Health Care, Inc. REIT	106,410	4,980
Healthcare Realty Trust, Inc. REIT	963,177	16,230
Host Hotels & Resorts, Inc. REIT	3,074,932	33,640
Hudson Pacific Properties, Inc. REIT	215,150	2,502
Keystone Industrial Fund II, LP (d)(e)(f)(g)	3,018,750	3,622
Kite Realty Group Trust REIT	66,590	244
Lexington Realty Trust REIT	26,430	173
Liberty Property Trust REIT	50,859	1,481
Mack-Cali Realty Corp. REIT	257,788	6,896
Omega Healthcare Investors, Inc. REIT	132,270	2,107
Parkway Properties, Inc. REIT	57,798	636
ProLogis, Inc. REIT	524,661	12,723
PS Business Parks, Inc. REIT	48,073	2,382
Public Storage REIT	190,555	21,218
Regency Centers Corp. REIT	797,461	28,174
Retail Opportunity Investments Corp. REIT	305,783	3,388
Senior Housing Properties Trust REIT	690,312	14,869
Simon Property Group, Inc. REIT	612,224	67,332
Sovran Self Storage, Inc. REIT	21,969	817
STAG Industrial, Inc. REIT	93,080	949
Starwood Hotels & Resorts Worldwide, Inc.	902,715	35,043
Starwood Property Trust, Inc. REIT	343,820	5,900
Vornado Realty Trust REIT	349,921	26,111
Winthrop Realty Trust REIT	205,450	1,785
		545,987
Total Common Stocks (Cost $1,549,949)		1,275,569

Short-Term Investment (4.7%)
Investment Company (4.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $62,683)	62,682,996	62,683
Total Investments (100.9%) (Cost $1,612,632) (i)+		1,338,252
Liabilities in Excess of Other Assets (-0.9%)		(12,120)
Net Assets (100.0%)		$1,326,132

(a)	Comprised of securities in separate entities that are traded as a single stapled security.
(b)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)

At September 30, 2011, the Portfolio held fair valued securities valued at approximately $7,890,000, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)	Security has been deemed illiquid at September 30, 2011.
(g)

Restricted security valued at fair value and not registered under the Securities Act of 1933, Cabot Industrial Value Fund III, LP was acquired between 12/08 - 9/11 and has a current cost basis of approximately $2,594,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $1,860,000. Keystone Industrial Fund II, LP was acquired between 1/09 - 6/11 and has a current cost basis of $3,019,000. At September 30, 2011, these securities had an aggregate market value of approximately $7,890,000 representing 0.6% of net assets.

(h)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(i)

The approximate market value and percentage of net assets, $704,591,000 and 53.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $1,612,632,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $274,380,000 of which approximately $42,480,000 related to appreciated securities and approximately $316,860,000 related to depreciated securities.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Commercial Financing	$6,479	$—	$—		$6,479
Diversified	56,932	436,341	—	†	493,273
Health Care	65,334	—	—		65,334
Industrial	18,055	10,719	7,890		36,664
Lodging/Resorts	70,934	—	—		70,934
Mixed Industrial/Office	5,543	—	—		5,543
Office	58,834	90,012	—		148,846
Residential	106,137	45,121	—		151,258
Retail	152,805	114,822	—		267,627
Self Storage	22,035	7,576	—		29,611
Total Common Stocks	563,088	704,591	7,890		1,275,569
Short-Term Investment - Investment Company	62,683	—	—		62,683
Total Assets	$625,771	$704,591	$7,890		$1,338,252

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $689,218,000  transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)
Beginning Balance	$4,343	†
Purchases	2,963
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	584
Realized gains (losses)	—
Ending Balance	$7,890	†

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2011	$584

†      Includes one or more securities which are valued at zero.

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (91.3%)
Australia (2.6%)
QR National Ltd.	17,008	$51

Belgium (5.5%)
Anheuser-Busch InBev N.V.	2,076	110

Brazil (3.4%)
BM&F Bovespa SA	9,494	45
Natura Cosmeticos SA	1,418	24
		69
Canada (7.0%)
Brookfield Asset Management, Inc., Class A	2,548	70
Brookfield Infrastructure Partners LP	2,887	70
		140
China (16.6%)
China Merchants Holdings International Co., Ltd. (a)	26,657	72
Golden Eagle Retail Group Ltd. (a)	30,000	61
Hengan International Group Co., Ltd. (a)	5,500	44
New Oriental Education & Technology Group, Inc. ADR (b)	2,668	61
Tingyi Cayman Islands Holding Corp. (a)	12,000	29
Want Want China Holdings Ltd. (a)	73,000	65
		332
Denmark (4.0%)
DSV A/S	4,444	80

Finland (2.0%)
Kone Oyj, Class B	860	41

France (9.2%)
Danone	947	58
LVMH Moet Hennessy Louis Vuitton SA	288	38
Pernod-Ricard SA	1,104	87
		183
Germany (2.2%)
Adidas AG	732	44

Hong Kong (3.4%)
Sun Art Retail Group Ltd. (b)	66,500	68

Israel (2.8%)
Teva Pharmaceutical Industries Ltd. ADR	1,501	56

Italy (2.9%)
Prada SpA (a)(b)	13,900	58

Norway (2.3%)
Telenor ASA	2,995	46

Switzerland (9.6%)
Kuehne & Nagel International AG (Registered)	520	58
Nestle SA (Registered)	2,425	134
		192

	Shares	Value (000)
United Kingdom (15.3%)
British American Tobacco PLC	1,014	$43
Diageo PLC	5,210	99
Imperial Tobacco Group PLC	1,706	58
Reckitt Benckiser Group PLC	1,075	54
Tesco PLC	8,971	53
		307
United States (2.5%)
Li & Fung Ltd. (a)	30,000	49
Total Common Stocks (Cost $2,104)		1,826

Participation Notes (6.2%)
China (6.2%)
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21 (Cost $103)	4,180	124

Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $30)	29,541	30
Total Investments (99.0%) (Cost $2,237) (d)+		1,980
Other Assets in Excess of Liabilities (1.0%)		20
Net Assets (100.0%)		$2,000

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(d)

The approximate market value and percentage of net assets, $1,624,000 and 81.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $2,237,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $257,000 of which approximately $41,000 related to appreciated securities and approximately $298,000 related to depreciated securities.

ADR	American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$—	$296	$—	$296
Distributors	—	49	—	49
Diversified Consumer Services	61	68	—	129
Diversified Financial Services	45	—	—	45
Diversified Telecommunication Services	—	46	—	46
Electric Utilities	70	—	—	70
Food & Staples Retailing	—	53	—	53
Food Products	—	286	—	286
Household Products	—	54	—	54
Machinery	—	41	—	41
Marine	—	58	—	58
Multiline Retail	—	119	—	119
Personal Products	24	44	—	68
Pharmaceuticals	56	—	—	56
Real Estate Management & Development	70	—	—	70
Road & Rail	—	131	—	131
Textiles, Apparel & Luxury Goods	—	82	—	82
Tobacco	—	101	—	101
Transportation Infrastructure	—	72	—	72
Total Common Stocks	326	1,500	—	1,826
Participation Note	—	124	—	124
Short-Term Investment - Investment Company	30	—	—	30
Total Assets	$356	$1,624	$—	$1,980

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total market value of approximately $1,313,000 transferred from Level 1 to Level 2. At September 30, 2011 the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (96.5%)
Australia (3.1%)
AMP Ltd.	8,929,300	$33,519
Orica Ltd.	285,604	6,397
Santos Ltd.	4,603,836	49,785
WorleyParsons Ltd.	1,052,333	26,259
		115,960
Canada (0.2%)
Encana Corp. (a)	466,685	8,983

France (7.7%)
ArcelorMittal (a)	1,351,737	21,589
AXA SA	1,268,022	16,464
BNP Paribas SA	773,542	30,619
France Telecom SA	1,487,122	24,385
Legrand SA	1,909,707	59,535
Sanofi	1,123,884	73,793
Societe Generale SA (a)	688,661	18,044
Vallourec SA (a)	736,765	42,229
		286,658
Germany (4.9%)
BASF SE	549,324	33,330
Bayer AG (Registered)	1,637,149	89,971
Continental AG (b)	333,714	19,177
SAP AG	131,419	6,699
Volkswagen AG (Preference)	255,214	33,765
		182,942
Ireland (1.3%)
CRH PLC	3,155,933	48,676

Italy (1.4%)
Eni SpA (a)	2,890,229	50,783

Japan (24.2%)
Asatsu-DK, Inc. (a)	597,885	16,421
Astellas Pharma, Inc. (a)	670,700	25,303
Hitachi Ltd. (a)	12,166,000	60,510
Hoya Corp. (a)	2,846,500	65,599
Inpex Corp.	8,646	53,280
Keyence Corp.	201,210	55,092
Kyocera Corp. (a)	326,400	27,266
Lawson, Inc. (a)	431,500	24,389
Mitsubishi Corp.	3,168,700	64,530
Mitsubishi Electric Corp.	5,130,000	45,433
Mitsubishi Estate Co., Ltd.	4,254,000	68,848
Mitsui OSK Lines Ltd. (a)	2,015,391	7,724
MS&AD Insurance Group Holdings (a)	1,466,300	31,780
NGK Spark Plug Co., Ltd.	4,222,000	57,159
Nitto Denko Corp. (a)	251,800	9,919
NTT DoCoMo, Inc. (a)	21,248	38,733
Sekisui House Ltd.	5,592,000	52,705
Sumitomo Mitsui Financial Group, Inc. (a)	1,023,532	28,886
Sumitomo Mitsui Trust Holdings, Inc.	9,663,999	31,947
Taiyo Nippon Sanso Corp. (a)	1,942,000	13,495

	Shares	Value (000)
Tokyo Electron Ltd. (a)	1,170,500	$53,022
Toyota Motor Corp.	2,127,500	72,728
		904,769
Netherlands (5.5%)
Akzo Nobel N.V.	1,203,664	53,211
Unilever N.V. CVA	4,844,323	153,439
		206,650
Switzerland (11.6%)
Holcim Ltd. (Registered) (b)	1,163,439	61,508
Nestle SA (Registered)	2,357,040	129,567
Novartis AG (Registered)	1,595,789	89,060
Roche Holding AG (Genusschein)	422,546	67,980
UBS AG (Registered) (b)	3,769,682	42,912
Zurich Financial Services AG (b)	208,578	43,181
		434,208
United Kingdom (35.0%)
Admiral Group PLC	1,475,679	28,932
Barclays PLC	19,624,744	48,175
BG Group PLC	2,168,062	41,285
BHP Billiton PLC	1,350,311	35,780
BP PLC	9,268,686	55,593
British American Tobacco PLC	3,510,856	148,807
Bunzl PLC	3,068,645	36,447
HSBC Holdings PLC	11,873,725	90,494
Imperial Tobacco Group PLC	4,863,547	164,244
Legal & General Group PLC	31,739,244	47,502
Lloyds Banking Group PLC (b)	123,278,791	65,370
Prudential PLC	10,625,631	90,947
Reckitt Benckiser Group PLC	2,605,983	131,750
Resolution Ltd.	9,072,693	34,824
Scottish & Southern Energy PLC	2,962,565	59,248
Smiths Group PLC	2,628,807	40,501
Travis Perkins PLC	2,781,856	32,730
Vodafone Group PLC	33,067,447	85,392
WM Morrison Supermarkets PLC	5,207,955	23,484
Xstrata PLC	3,856,685	48,368
		1,309,873
United States (1.6%)
Dr. Pepper Snapple Group, Inc.	1,566,359	60,744
Total Common Stocks (Cost $3,782,375)		3,610,246

Short-Term Investments (9.1%)
Securities held as Collateral on Loaned Securities (5.9%)
Investment Company (5.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c)	206,786,212	206,786

	Face Amount (000)	Value (000)
Repurchase Agreements (0.4%)
Merril Lynch & Co., Inc., (0.10%, dated 9/30/11, due 10/3/11; proceeds $5,374; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 4.00% due 5/16/38; valued at $5,482)	$5,374	$5,374
Nomura Holdings, Inc., (0.14%, dated 9/30/11, due 10/3/11; proceeds $11,046; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 7/1/26; Federal National Mortgage Association 3.00% due 1/1/26; valued at $11,267)	11,046	11,046
		16,420
Total Securities held as Collateral on Loaned Securities (Cost $223,206)		223,206

	Shares
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $118,650)	118,650,499	118,650
Total Short-Term Investments (Cost $341,856)		341,856
Total Investments (105.6%) (Cost $4,124,231) Including $211,117 of Securities Loaned (d)+		3,952,102
Liabilities in Excess of Other Assets (-5.6%)		(210,695)
Net Assets (100.0%)		$3,741,407

(a)

The value of loaned securities and related collateral outstanding at September 30, 2011 were approximately $211,117,000 and $223,223,000, respectively. The Portfolio received cash collateral of approximately $223,206,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2011, there was uninvested cash of approximately 17,000 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(d)

The approximate market value and percentage of net assets, $3,540,519,000 and 94.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $4,124,231,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $172,129,000 of which approximately $277,402,000 related to appreciated securities and approximately $449,531,000 related to depreciated securities.

CVA	Certificaten Van Aandelen.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Auto Components	$—	$76,336	$—	$76,336
Automobiles	—	106,493	—	106,493
Beverages	60,744	—	—	60,744
Capital Markets	—	42,912	—	42,912
Chemicals	—	116,352	—	116,352
Commercial Banks	—	313,535	—	313,535
Construction Materials	—	110,184	—	110,184
Diversified Telecommunication Services	—	24,385	—	24,385
Electric Utilities	—	59,248	—	59,248
Electrical Equipment	—	104,968	—	104,968
Electronic Equipment, Instruments & Components	—	208,467	—	208,467
Energy Equipment & Services	—	26,259	—	26,259
Food & Staples Retailing	—	47,873	—	47,873
Food Products	—	283,006	—	283,006
Household Durables	—	52,705	—	52,705
Household Products	—	131,750	—	131,750
Industrial Conglomerates	—	40,501	—	40,501
Insurance	—	327,149	—	327,149
Machinery	—	42,229	—	42,229
Marine	—	7,724	—	7,724
Media	—	16,421	—	16,421
Metals & Mining	—	105,737	—	105,737
Oil, Gas & Consumable Fuels	8,983	250,726	—	259,709
Pharmaceuticals	—	346,107	—	346,107
Real Estate Management & Development	—	68,848	—	68,848
Semiconductors & Semiconductor Equipment	—	53,022	—	53,022
Software	—	6,699	—	6,699
Tobacco	—	313,051	—	313,051
Trading Companies & Distributors	—	133,707	—	133,707
Wireless Telecommunication Services	—	124,125	—	124,125
Total Common Stocks	69,727	3,540,519	—	3,610,246
Short-Term Investments
Investment Company	325,436	—	—	325,436
Repurchase Agreements	—	16,420	—	16,420
Total Short-Term Investments	325,436	16,420	—	341,856
Total Assets	$395,163	$3,556,939	$—	$3,952,102

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $3,238,858,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (90.5%)
Australia (3.2%)
AET&D Holdings No 1 Ltd. (a)(b)(c)	16,699	$—
Lynas Corp. Ltd. (a)	88,021	89
QR National Ltd.	30,007	91
		180
Belgium (3.1%)
Anheuser-Busch InBev N.V.	3,318	176

Brazil (7.3%)
BM&F Bovespa SA	16,970	79
Brookfield Incorporacoes SA	44,115	130
CETIP SA - Balcao Organizado de Ativos e Derivativos	16,601	207
		416
Canada (6.2%)
Brookfield Asset Management, Inc., Class A	7,682	211
Brookfield Infrastructure Partners LP	5,786	141
		352
China (25.1%)
Baidu, Inc. ADR (a)	2,217	237
China Merchants Holdings International Co., Ltd. (d)	52,986	142
Golden Eagle Retail Group Ltd. (d)	100,000	204
Hengan International Group Co., Ltd. (d)	10,000	79
New Oriental Education & Technology Group, Inc. ADR (a)	10,184	234
Renren, Inc. ADR (a)	6,948	36
Tencent Holdings Ltd. (d)	4,800	99
Want Want China Holdings Ltd. (d)	112,000	100
Wynn Macau Ltd. (d)	35,600	82
Xueda Education Group ADR (a)	54,118	148
Youku.com, Inc. ADR (a)	3,736	61
		1,422
Denmark (4.4%)
DSV A/S	13,983	252

France (2.2%)
Pernod-Ricard SA	1,619	127

Germany (3.5%)
Adidas AG	1,439	87
BASF SE	1,811	110
		197
Hong Kong (4.4%)
Minth Group Ltd.	70,000	63
Sun Art Retail Group Ltd. (a)	180,000	185
		248
India (1.5%)
MakeMyTrip Ltd. (a)	3,882	86

	Shares	Value (000)
Israel (1.7%)
Teva Pharmaceutical Industries Ltd. ADR	2,633	$98

Italy (2.5%)
Prada SpA (a)(d)	34,200	142

Japan (6.2%)
Universal Entertainment Corp.	11,800	351

Korea, Republic of (1.0%)
MegaStudy Co., Ltd.	558	56

Russia (1.5%)
Yandex N.V., Class A (a)	4,140	84

Switzerland (6.6%)
Kuehne & Nagel International AG (Registered)	1,261	141
Nestle SA (Registered)	2,196	121
Panalpina Welttransport Holding AG (Registered) (a)	1,355	115
		377
United Kingdom (6.0%)
British American Tobacco PLC ADR	1,192	101
Diageo PLC ADR	1,905	145
Tesco PLC	15,765	92
		338
United States (4.1%)
Greenlight Capital Re Ltd., Class A (a)	7,757	161
Li & Fung Ltd. (d)	44,000	72
		233
Total Common Stocks (Cost $5,443)		5,135

Convertible Preferred Stocks (0.0%)
China (0.0%)
Youku.com, Inc., Class A (a)(b)(c) (Cost $—@)	6	—	@

Participation Notes (5.7%)
China (5.7%)
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21	3,060	91
UBS AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 2/25/13	7,810	232
Total Participation Notes (Cost $241)		323

Short-Term Investment (4.5%)
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $258)	257,544	258
Total Investments (100.7%) (Cost $5,942) (f)+		$5,716
Liabilities in Excess of Other Assets (-0.7%)		(42)
Net Assets (100.0%)		$5,674

(a)                                  Non-income producing security.

(b)                                 Security has been deemed illiquid at September 30, 2011.

(c)                                  At September 30, 2011, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)                                 Security trades on the Hong Kong exchange.

(e)                                  The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)                                    The approximate market value and percentage of net assets, $3,299,000 and 58.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $5,942,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $226,000 of which approximately $620,000 related to appreciated securities and approximately $846,000 related to depreciated securities.

@                                    Value is less than $500.

ADR                     American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$115	$—		$115
Auto Components	—	63	—		63
Beverages	145	303	—		448
Capital Markets	207	—	—		207
Chemicals	—	110	—		110
Distributors	—	72	—		72
Diversified Consumer Services	382	241	—		623
Diversified Financial Services	79	—	—		79
Electric Utilities	141	—	—	†	141
Food & Staples Retailing	—	92	—		92
Food Products	—	221	—		221
Hotels, Restaurants & Leisure	—	82	—		82
Household Durables	130	—	—		130
Insurance	161	—	—		161
Internet Software & Services	504	99	—		603
Leisure Equipment & Products	—	351	—		351
Marine	—	141	—		141
Metals & Mining	—	89	—		89
Multiline Retail	—	346	—		346
Personal Products	—	79	—		79
Pharmaceuticals	98	—	—		98
Real Estate Management & Development	211	—	—		211
Road & Rail	—	343	—		343
Textiles, Apparel & Luxury Goods	—	87	—		87
Tobacco	101	—	—		101
Transportation Infrastructure	—	142	—		142
Total Common Stocks	2,159	2,976	—	†	5,135
Convertible Preferred Stocks	—	—	—	@	—	@
Participation Notes	—	323	—		323
Short-Term Investment - Investment Company	258	—	—		258
Total Assets	$2,417	$3,299	$—	@ †	$5,716

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $2,384,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)		Convertible Preferred Stock (000)
Beginning Balance	$—	†	$106
Purchases	—		—
Sales	—		(30)
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Change in unrealized appreciation/depreciation	—		(76)
Realized gains (losses)	—		—
Ending Balance	$—	†	$—	@

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2011	$—		$—	@

@            Value is less than $500.

†              Includes one or more securities which are valued at zero.

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (99.9%)
Australia (14.2%)
CFS Retail Property Trust REIT	1,602,121	$2,687
Commonwealth Property Office Fund REIT	658,253	566
Dexus Property Group REIT (Stapled Securities) (a)	1,891,722	1,492
Goodman Group REIT (Stapled Securities) (a)	3,079,723	1,685
GPT Group REIT (Stapled Securities) (a)	1,515,580	4,530
Mirvac Group REIT (Stapled Securities) (a)(b)	1,780,970	1,943
Stockland REIT (Stapled Securities) (a)(b)	1,492,030	4,150
Westfield Group REIT (Stapled Securities) (a)(b)	1,774,790	13,140
Westfield Retail Trust REIT	2,364,293	5,485
		35,678
Austria (0.2%)
Atrium European Real Estate Ltd.	96,911	465
Conwert Immobilien Invest SE	12,802	154
		619
Belgium (0.1%)
Befimmo SCA Sicafi REIT	3,479	261

China (6.8%)
Agile Property Holdings Ltd. (c)	758,000	482
China Overseas Land & Investment Ltd. (c)	5,352,240	7,658
China Resources Land Ltd. (c)	5,327,000	5,597
Guangzhou R&F Properties Co., Ltd., Class H (c)	4,620,000	3,330
KWG Property Holding Ltd. (c)	211,500	77
		17,144
Finland (0.6%)
Citycon Oyj	172,470	589
Sponda Oyj	234,531	882
		1,471
France (7.9%)
Fonciere Des Regions REIT	21,237	1,482
Gecina SA REIT	12,991	1,138
ICADE REIT	21,404	1,671
Klepierre REIT	117,355	3,291
Mercialys SA REIT	9,258	330
Societe de la Tour Eiffel REIT	6,573	373
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	7,527	725
Unibail-Rodamco SE REIT	60,109	10,713
		19,723
Germany (1.0%)
Alstria Office AG REIT	128,433	1,490
Deutsche Euroshop AG	11,159	375
Prime Office AG REIT (d)	111,096	662
		2,527
Hong Kong (25.5%)
Hang Lung Properties Ltd.	1,431,000	4,186
Henderson Land Development Co., Ltd.	874,882	3,881
Hongkong Land Holdings Ltd.	2,796,000	12,379
Hysan Development Co., Ltd.	1,330,432	3,993

	Shares	Value (000)
Kerry Properties Ltd.	1,553,771	$4,886
New World Development Ltd.	774,616	728
Sino Land Co., Ltd.	648,172	857
Sun Hung Kai Properties Ltd.	2,300,174	26,061
Swire Pacific Ltd.	65,500	673
Wharf Holdings Ltd.	1,340,117	6,514
		64,158
Italy (0.6%)
Beni Stabili SpA	2,617,971	1,380

Japan (20.2%)
Japan Real Estate Investment Corp. REIT	294	2,868
Mitsubishi Estate Co., Ltd.	1,137,000	18,401
Mitsui Fudosan Co., Ltd.	1,008,000	15,954
Nippon Building Fund, Inc. REIT	277	2,863
NTT Urban Development Corp.	275	200
Sumitomo Realty & Development Co., Ltd.	538,000	10,338
		50,624
Malta (0.0%)
BGP Holdings PLC (d)(e)	4,769,371	—

Netherlands (2.7%)
Corio N.V. REIT	67,378	3,101
Eurocommercial Properties N.V. CVA REIT	70,422	2,703
Vastned Retail N.V. REIT	1,233	59
Wereldhave N.V. REIT	14,060	988
		6,851
Norway (0.1%)
Norwegian Property ASA	137,668	183

Singapore (3.9%)
CapitaCommercial Trust REIT	547,000	415
CapitaLand Ltd.	2,738,000	5,104
CapitaMall Trust REIT	65,000	90
CapitaMalls Asia Ltd.	377,000	344
City Developments Ltd.	268,000	1,945
Global Logistic Properties Ltd. (d)	248,000	311
Keppel Land Ltd.	584,247	1,142
Suntec REIT	609,000	533
		9,884
Sweden (1.2%)
Atrium Ljungberg AB, Class B	60,624	579
Castellum AB	14,071	171
Fabege AB	40,637	307
Hufvudstaden AB, Class A	197,593	1,912
		2,969
Switzerland (1.8%)
PSP Swiss Property AG (Registered) (d)	41,092	3,687

	Shares	Value (000)
Swiss Prime Site AG (Registered) (d)	10,457	$842
		4,529
United Kingdom (13.1%)
Big Yellow Group PLC REIT	420,848	1,562
British Land Co., PLC REIT	550,863	4,068
Capital & Counties Properties PLC	187,118	488
Capital & Regional PLC (d)	1,350,999	742
Capital Shopping Centres Group PLC REIT	366,601	1,862
Derwent London PLC REIT	62,297	1,393
Development Securities PLC	125,179	369
Grainger PLC	779,339	1,049
Great Portland Estates PLC REIT	171,534	906
Hammerson PLC REIT	803,137	4,688
Land Securities Group PLC REIT	619,756	6,173
LXB Retail Properties PLC (d)	1,005,638	1,575
Metric Property Investments PLC REIT	460,966	716
Quintain Estates & Development PLC (d)	1,204,573	751
Safestore Holdings PLC	892,320	1,416
Segro PLC REIT	504,077	1,721
Shaftesbury PLC REIT	68,534	496
ST Modwen Properties PLC	689,311	1,256
Unite Group PLC (d)	676,796	1,738
		32,969
Total Common Stocks (Cost $472,715)		250,970

Short-Term Investment (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $266)	266,002	266
Total Investments (100.0%) (Cost $472,981) (g)+		251,236
Other Assets in Excess of Liabilities (0.0%)		15
Net Assets (100.0%)		$251,251

(a)                                  Comprised of securities in separate entities that are traded as a single stapled security.

(b)                                 Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(c)                                  Security trades on the Hong Kong exchange.

(d)                                 Non-income producing security.

(e)                                  At September 30, 2011, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)                                    The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)                                 The approximate market value and percentage of net assets, $250,970,000 and 99.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $472,981,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $221,745,000 of which approximately $1,310,000 related to appreciated securities and approximately $223,055,000 related to depreciated securities.

CVA                      Certificaten Van Aandelen.

REIT                     Real Estate Investment Trust.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Diversified	$—	$154,421	$—	†	$154,421
Industrial	—	3,717	—		3,717
Office	—	33,039	—		33,039
Residential	—	14,458	—		14,458
Retail	—	42,357	—		42,357
Self Storage	—	2,978	—		2,978
Total Common Stocks	—	250,970	—	†	250,970
Short-Term Investment - Investment Company	266	—	—		266
Total Assets	$266	$250,970	$—	†	$251,236

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $246,191,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)

Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investment still held as of September 30, 2011.	$—

†  Includes one or more securities which are valued at zero.

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (99.9%)
Australia (4.6%)
Alesco Corp. Ltd.	982,801	$1,273
Dart Energy Ltd. (a)	910,552	453
Infomedia Ltd.	6,773,315	1,205
Myer Holdings Ltd.	989,662	1,927
Navitas Ltd.	786,276	2,899
SAI Global Ltd.	846,409	3,824
WHK Group Ltd.	2,940,213	2,318
		13,899
Austria (1.2%)
Atrium European Real Estate Ltd.	779,362	3,741

China (1.2%)
EVA Precision Industrial Holdings Ltd. (b)	15,284,000	3,759

Denmark (5.2%)
ALK-Abello A/S	32,469	1,862
Jyske Bank A/S (Registered) (a)	135,813	4,028
Royal Unibrew A/S	36,160	1,840
SimCorp A/S	22,968	3,284
Sydbank A/S	270,783	4,785
		15,799
France (3.9%)
Alten Ltd.	58,130	1,567
Euler Hermes SA	41,126	2,484
Eurofins Scientific	56,984	4,310
Sa des Ciments Vicat	22,789	1,484
Wendel SA	32,477	2,036
		11,881
Germany (4.8%)
Draegerwerk AG & Co. KGaA (Preference)	45,476	4,341
GEA Group AG	74,331	1,737
Gerresheimer AG	41,574	1,722
Kontron AG	566,163	4,070
Rheinmetall AG	55,584	2,607
		14,477
Hong Kong (3.7%)
AMVIG Holdings Ltd.	6,803,000	3,836
China High Precision Automation Group Ltd.	6,039,000	2,291
Pacific Basin Shipping Ltd.	5,152,000	1,987
Real Nutriceutical Group Ltd.	5,556,000	2,065
Techtronic Industries Co.	1,541,000	1,036
		11,215
Ireland (2.7%)
FBD Holdings PLC	217,264	1,882
Kerry Group PLC, Class A	112,834	3,952
United Drug PLC	733,917	2,255
		8,089

	Shares	Value (000)
Italy (4.6%)
Azimut Holding SpA	241,413	$1,665
Brembo SpA	382,964	3,376
Davide Campari-Milano SpA	371,299	2,708
Prysmian SpA	259,966	3,410
Recordati SpA	309,810	2,693
		13,852
Japan (36.5%)
Asahi Diamond Industrial Co., Ltd.	224,500	3,120
Daibiru Corp.	819,100	5,738
Fuji Machine Manufacturing Co., Ltd.	275,300	4,872
Fuji Media Holdings, Inc.	4,233	6,071
Fuyo General Lease Co., Ltd.	203,200	7,483
Jaccs Co., Ltd.	1,975,000	6,407
Japan Securities Finance Co., Ltd.	763,592	3,871
K’s Holdings Corp.	196,900	7,702
Maeda Corp.	270,000	1,005
Miraial Co., Ltd.	249,900	4,086
Ohara, Inc.	415,500	3,781
Sawada Holdings Co., Ltd. (a)	458,200	3,397
Sumitomo Mitsui Trust Holdings, Inc.	1,343,000	4,440
THK Co., Ltd.	132,400	2,209
TOC Co., Ltd.	1,002,200	4,815
Toei Animation Co., Ltd.	248,800	5,207
Tokyo Tomin Bank Ltd. (The)	690,981	8,996
Toyota Industries Corp.	140,100	4,075
Tsutsumi Jewelry Co., Ltd.	123,000	2,989
TV Asahi Corp.	4,738	7,678
Yachiyo Bank Ltd. (The)	256,100	7,279
Yamaha Motor Co., Ltd. (a)	379,400	4,969
		110,190
Netherlands (2.0%)
Nutreco N.V.	95,627	5,963

New Zealand (0.8%)
Fisher & Paykel Healthcare Corp., Ltd.	1,325,547	2,520

Norway (2.8%)
Pronova BioPharma A/S (a)	1,514,326	1,572
ProSafe SE	83,889	545
Storebrand ASA	716,130	3,597
TGS Nopec Geophysical Co. ASA	155,152	2,884
		8,598
Spain (2.1%)
Antena 3 de Television SA	382,683	2,227
Grifols SA (a)	169,602	3,173
Miquel y Costas & Miquel SA	33,176	987
		6,387
Sweden (0.6%)
Clas Ohlson AB, Class B	167,017	1,814

	Shares	Value (000)
Switzerland (5.2%)
Bobst Group AG (Registered) (a)	70,698	$1,502
Bucher Industries AG (Registered)	23,008	3,579
Burckhardt Compression Holding AG	6,380	1,260
Kuoni Reisen Holding AG (Registered) (a)	18,886	5,661
Rieter Holding AG (Registered) (a)	23,508	3,744
		15,746
Thailand (1.4%)
Miclyn Express Offshore Ltd.	2,896,897	4,191

United Kingdom (15.7%)
Aegis Group PLC	1,245,820	2,393
Bodycote PLC	410,845	1,568
Britvic PLC	1,145,612	5,586
Bunzl PLC	350,733	4,166
Chemring Group PLC	399,207	3,272
Cookson Group PLC	446,404	2,993
CVS Group PLC (a)	1,496,388	2,304
Dairy Crest Group PLC	533,382	2,902
Hiscox Ltd.	297,566	1,699
Keller Group PLC	304,121	1,578
Premier Foods PLC (a)	19,125,182	3,059
Rexam PLC	348,334	1,671
Savills PLC	551,865	2,444
Severfield-Rowen PLC	269,046	625
SIG PLC (a)	1,840,552	2,648
Smurfit Kappa Group PLC (a)	584,783	3,561
Tate & Lyle PLC	348,200	3,369
Wincanton PLC	1,221,861	1,519
		47,357
United States (0.9%)
Informa PLC	510,995	2,598
Total Common Stocks (Cost $371,013)		302,076

Short-Term Investment (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $5,493)	5,492,753	5,493
Total Investments (101.7%) (Cost $376,506) (d)(e)+		307,569
Liabilities in Excess of Other Assets (-1.7%)		(5,228)
Net Assets (100.0%)		$302,341

(a)                                  Non-income producing security.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(d)                                 The approximate market value and percentage of net assets, $302,076,000 and 99.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)                                  Securities have been designated as collateral in connection with open foreign currency exchange contracts.

+                                         At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $376,506,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $68,937,000 of which approximately $10,650,000 related to appreciated securities and approximately $79,587,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
State Street Bank London	JPY	1,515,000	$19,643	10/5/11	USD	19,725	$19,725	$82
State Street Bank London	USD	9,941	9,941	10/5/11	JPY	760,000	9,853	(88)
State Street Bank London	USD	9,899	9,899	10/5/11	JPY	755,000	9,789	(110)
State Street Bank London	JPY	890,000	11,545	11/7/11	USD	11,647	11,647	102
			$51,028				$51,014	$(14)

JPY          —  Japanese Yen

USD     —  United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$3,272	$—	$3,272
Air Freight & Logistics	—	1,519	—	1,519
Auto Components	—	11,195	—	11,195
Automobiles	—	4,969	—	4,969
Beverages	—	10,134	—	10,134
Biotechnology	—	3,173	—	3,173
Capital Markets	—	5,062	—	5,062
Chemicals	—	3,781	—	3,781
Commercial Banks	—	29,528	—	29,528
Commercial Services & Supplies	—	2,318	—	2,318
Construction & Engineering	—	3,208	—	3,208
Construction Materials	—	1,484	—	1,484
Consumer Finance	—	6,407	—	6,407
Containers & Packaging	—	9,068	—	9,068
Diversified Consumer Services	—	2,899	—	2,899
Diversified Financial Services	—	11,354	—	11,354
Electrical Equipment	—	3,410	—	3,410
Electronic Equipment, Instruments & Components	—	2,291	—	2,291
Energy Equipment & Services	—	7,620	—	7,620
Food Products	—	19,245	—	19,245
Health Care Equipment & Supplies	—	6,861	—	6,861
Health Care Providers & Services	—	4,559	—	4,559
Hotels, Restaurants & Leisure	—	5,661	—	5,661
Household Durables	—	1,036	—	1,036
Industrial Conglomerates	—	7,636	—	7,636
Information Technology Services	—	1,567	—	1,567
Insurance	—	9,662	—	9,662
Life Sciences Tools & Services	—	6,032	—	6,032
Machinery	—	23,606	—	23,606
Marine	—	1,987	—	1,987
Media	—	26,174	—	26,174
Multiline Retail	—	1,927	—	1,927
Oil, Gas & Consumable Fuels	—	453	—	453
Paper & Forest Products	—	987	—	987
Personal Products	—	2,065	—	2,065
Pharmaceuticals	—	6,127	—	6,127
Professional Services	—	3,824	—	3,824
Real Estate Management & Development	—	16,738	—	16,738
Semiconductors & Semiconductor Equipment	—	8,156	—	8,156
Software	—	4,489	—	4,489
Specialty Retail	—	12,505	—	12,505
Trading Companies & Distributors	—	8,087	—	8,087
Total Common Stocks	—	302,076	—	302,076
Short-Term Investment - Investment Company	5,493	—	—	5,493
Foreign Currency Exchange Contracts	—	184	—	184
Total Assets	5,493	302,260	—	307,753
Liabilities:
Foreign Currency Exchange Contracts	—	(198)	—	(198)
Total	$5,493	$302,062	$—	$307,555

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $226,509,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$—	†
Purchases	—
Sales	(12)
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	12
Ending Balance	$—

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2011	$—

†                                          Includes one or more securities which are valued at zero.

Morgan Stanley Institutional Fund, Inc.

Select Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (97.2%)
Australia (4.4%)
APA Group (Stapled Securities) (a)	17,400	$68
DUET Group (Stapled Securities) (a)(b)	38,860	60
MAP Group (Stapled Securities) (a)	50,700	157
Spark Infrastructure Group	44,914	54
Transurban Group (Stapled Securities) (a)	37,200	193
		532
Brazil (0.6%)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,600	74

Canada (13.5%)
Enbridge, Inc.	21,419	684
TransCanada Corp.	23,380	949
		1,633
China (13.6%)
Beijing Enterprises Holdings Ltd. (c)	148,000	739
China Gas Holdings Ltd. (c)	1,205,000	299
China Merchants Holdings International Co., Ltd. (c)	48,000	129
ENN Energy Holdings Ltd. (c)	74,000	239
Jiangsu Expressway Co., Ltd. H Shares (c)	188,000	142
Sichuan Expressway Co. Ltd. (c)	264,000	106
		1,654
France (3.4%)
Eutelsat Communications SA	735	30
SES SA FDR	15,777	383
		413
Hong Kong (2.5%)
Hong Kong & China Gas Co., Ltd.	133,100	300

Italy (3.9%)
Atlantia SpA	4,888	70
Snam Rete Gas SpA	50,099	231
Societa Iniziative Autostradali e Servizi SpA	21,719	168
		469
Netherlands (1.5%)
Koninklijke Vopak N.V.	3,841	184

Spain (3.9%)
Abertis Infraestructuras SA	15,217	234
Enagas SA	3,313	61
Ferrovial SA	6,141	70
Red Electrica Corp. SA	2,327	106
		471
Switzerland (0.5%)
Flughafen Zuerich AG (Registered)	168	63

United Kingdom (13.8%)
National Grid PLC	135,994	1,348
Pennon Group PLC	5,300	56

	Shares	Value (000)
Severn Trent PLC	5,900	$141
United Utilities Group PLC	12,700	123
		1,668
United States (35.6%)
American Tower Corp., Class A (d)	14,610	786
American Water Works Co., Inc.	6,710	202
CenterPoint Energy, Inc.	22,810	447
Crown Castle International Corp. (d)	9,980	406
Enbridge Energy Management LLC (d)	8,282	228
ITC Holdings Corp.	4,100	317
Kinder Morgan Management LLC (d)	2,563	150
NiSource, Inc.	8,680	186
Northeast Utilities	7,600	256
Northwest Natural Gas Co.	530	23
NSTAR	1,780	80
Oneok, Inc.	2,280	151
SBA Communications Corp., Class A (d)	6,260	216
Sempra Energy	6,980	359
Southwest Gas Corp.	910	33
Spectra Energy Corp.	19,270	473
		4,313
Total Common Stocks (Cost $11,529)		11,774

Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $313)	312,788	313
Total Investments (99.8%) (Cost $11,842) (f)+		12,087
Other Assets in Excess of Liabilities (0.2%)		22
Net Assets (100.0%)		$12,109

(a)                                  Comprised of securities in separate entities that are traded as a single stapled security.

(b)                                 Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(c)                                  Security trades on the Hong Kong exchange.

(d)                                 Non-income producing security.

(e)                                  The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)                                    The approximate market value and percentage of net assets, $5,754,000 and 47.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to the Financial Statements.

+                                         At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $11,842,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $245,000 of which approximately $795,000 related to appreciated securities and approximately $550,000 related to depreciated securities.

ADR                     American Depositary Receipt.

FDR                        Fiduciary Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airports	$—	$220	$—	$220
Communications	1,408	413	—	1,821
Diversified	447	130	—	577
Oil & Gas Storage & Transportation	3,236	2,227	—	5,463
Ports	—	129	—	129
Toll Roads	—	807	—	807
Transmission & Distribution	653	1,508	—	2,161
Water	276	320	—	596
Total Common Stocks	6,020	5,754	—	11,774
Short-Term Investment - Investment Company	313	—	—	313
Total Assets	$6,333	$5,754	$—	$12,087

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $4,898,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (97.7%)
Alternative Energy (1.5%)
OGX Petroleo e Gas Participacoes SA (Brazil) (a)	14,605	$89

Beverage: Brewers & Distillers (3.3%)
Anheuser-Busch InBev N.V. ADR	3,752	199

Beverage: Soft Drinks (6.4%)
Coca-Cola Co. (The)	1,402	95
Dr. Pepper Snapple Group, Inc.	3,756	145
PepsiCo, Inc.	2,260	140
		380
Commercial Services (9.3%)
eBay, Inc. (a)	8,581	253
Intertek Group PLC (United Kingdom)	5,748	165
Leucadia National Corp.	3,757	85
Weight Watchers International, Inc.	943	55
		558
Communications Technology (4.6%)
Motorola Solutions, Inc.	6,578	276

Computer Services, Software & Systems (3.8%)
Google, Inc., Class A (a)	438	225

Computer Technology (6.5%)
Apple, Inc. (a)	1,019	389

Consumer Lending (2.6%)
Berkshire Hathaway, Inc., Class B (a)	2,147	153

Cosmetics (3.2%)
Estee Lauder Cos., Inc. (The), Class A	926	81
Natura Cosmeticos SA (Brazil)	6,331	108
		189
Diversified Manufacturing Operations (1.4%)
Danaher Corp.	2,010	84

Diversified Materials & Processing (2.8%)
Schindler Holding AG (Switzerland)	1,554	166

Diversified Media (1.5%)
McGraw-Hill Cos., Inc. (The)	2,170	89

Diversified Retail (13.5%)
Amazon.com, Inc. (a)	1,476	319
Bed Bath & Beyond, Inc. (a)	1,671	96
Costco Wholesale Corp.	2,659	218
Fastenal Co.	2,562	85
McDonald’s Corp.	1,031	91
		809
Financial Data & Systems (1.4%)
MSCI, Inc., Class A (a)	2,837	86

	Shares	Value (000)
Foods (5.3%)
Nestle SA ADR (Switzerland)	3,097	$171
Sara Lee Corp.	8,888	145
		316
Pharmaceuticals (4.9%)
Mead Johnson Nutrition Co.	4,227	291

Real Estate Investment Trusts (REIT) (3.5%)
Brookfield Asset Management, Inc., Class A (Canada)	7,535	208

Recreational Vehicles & Boats (3.3%)
Edenred (France)	8,246	196

Restaurants (8.5%)
Dunkin’ Brands Group, Inc. (a)	3,696	102
Starbucks Corp.	5,558	207
Yum! Brands, Inc.	4,023	199
		508
Scientific Instruments: Gauges & Meters (1.5%)
Thermo Fisher Scientific, Inc. (a)	1,782	90

Scientific Instruments: Pollution Control (1.4%)
Covanta Holding Corp.	5,433	83

Textiles Apparel & Shoes (2.9%)
Coach, Inc.	1,777	92
NIKE, Inc., Class B	975	84
		176
Tobacco (2.8%)
Philip Morris International, Inc.	2,685	168

Wholesale & International Trade (1.8%)
Li & Fung Ltd. (b)	66,000	108
Total Common Stocks (Cost $5,076)		5,836

Convertible Preferred Stocks (0.5%)
Alternative Energy (0.5%)
Better Place, Inc. (a)(c)(d) (Cost $32)	10,818	32

Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $132)	132,197	132
Total Investments (100.4%) (Cost $5,240) (f)+		6,000
Liabilities in Excess of Other Assets (-0.4%)		(23)
Net Assets (100.0%)		$5,977

(a)                                  Non-income producing security.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  Security has been deemed illiquid at September 30, 2011.

(d)                                 At September 30, 2011, the Portfolio held fair valued securities valued at approximately $32,000, representing 0.5% of net assets.  This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(e)                                  The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)                                    The approximate market value and percentage of net assets, $469,000 and 7.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $5,240,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $760,000 of which approximately $1,070,000 related to appreciated securities and approximately $310,000 related to depreciated securities.

ADR                     American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Alternative Energy	$89	$—	$—	$89
Beverage: Brewers & Distillers	199	—	—	199
Beverage: Soft Drinks	380	—	—	380
Commercial Services	393	165	—	558
Communications Technology	276	—	—	276
Computer Services, Software & Systems	225	—	—	225
Computer Technology	389	—	—	389
Consumer Lending	153	—	—	153
Cosmetics	189	—	—	189
Diversified Manufacturing Operations	84	—	—	84
Diversified Materials & Processing	166	—	—	166
Diversified Media	89	—	—	89
Diversified Retail	809	—	—	809
Financial Data & Systems	86	—	—	86
Foods	316	—	—	316
Pharmaceuticals	291	—	—	291
Real Estate Investment Trusts (REIT)	208	—	—	208
Recreational Vehicles & Boats	—	196	—	196
Restaurants	508	—	—	508
Scientific Instruments: Gauges & Meters	90	—	—	90
Scientific Instruments: Pollution Control	83	—	—	83
Textiles Apparel & Shoes	176	—	—	176
Tobacco	168	—	—	168
Wholesale & International Trade	—	108	—	108
Total Common Stocks	5,367	469	—	5,836
Convertible Preferred Stocks	—	—	32	32
Short-Term Investment - Investment Company	132	—	—	132
Total Assets	$5,499	$469	$32	$6,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $469,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Convertible Preferred Stocks (000)
Beginning Balance	$32
Purchases
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation
Realized gains (losses)	—
Ending Balance	$32

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2011	$—

Morgan Stanley Institutional Fund, Inc.

Focus Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (94.6%)
Air Transport (2.5%)
Expeditors International of Washington, Inc.	14,208	$576

Alternative Energy (2.9%)
Ultra Petroleum Corp. (a)	23,771	659

Biotechnology (2.5%)
Illumina, Inc. (a)	13,674	560

Chemicals: Diversified (3.6%)
Monsanto Co.	13,526	812

Commercial Finance & Mortgage Companies (2.0%)
BM&FBovespa SA (Brazil)	96,323	450

Commercial Services (2.1%)
Leucadia National Corp.	20,854	473

Communications Technology (5.1%)
Motorola Solutions, Inc.	27,816	1,165

Computer Services, Software & Systems (15.0%)
Baidu, Inc. ADR (China) (a)	6,168	659
Facebook, Inc., Class B (a)(b)(c)	23,263	582
Google, Inc., Class A (a)	2,864	1,473
Salesforce.com, Inc. (a)	6,126	700
		3,414
Computer Technology (13.1%)
Apple, Inc. (a)	7,007	2,671
Yandex N.V., Class A (Russia) (a)	15,105	308
		2,979
Diversified Media (1.9%)
Naspers Ltd., Class N (South Africa)	10,072	436

Diversified Retail (17.8%)
Amazon.com, Inc. (a)	12,788	2,765
Fastenal Co.	12,599	420
NetFlix, Inc. (a)	3,597	407
Priceline.com, Inc. (a)	988	444
		4,036
Financial Data & Systems (1.9%)
MSCI, Inc., Class A (a)	13,967	424

Medical Equipment (3.8%)
Intuitive Surgical, Inc. (a)	2,378	866

Metals & Minerals: Diversified (2.0%)
Molycorp, Inc. (a)	13,919	458

Pharmaceuticals (3.9%)
Mead Johnson Nutrition Co.	12,849	884

	Shares	Value (000)
Real Estate Investment Trusts (REIT) (4.4%)
Brookfield Asset Management, Inc., Class A (Canada)	36,100	$995

Recreational Vehicles & Boats (4.4%)
Edenred (France)	41,715	992

Semiconductors & Components (3.5%)
ARM Holdings PLC ADR (United Kingdom)	18,807	479
First Solar, Inc. (a)	5,199	329
		808
Wholesale & International Trade (2.2%)
Li & Fung Ltd. (d)	310,200	509
Total Common Stocks (Cost $22,047)		21,496

Convertible Preferred Stocks (0.3%)
Alternative Energy (0.3%)
Better Place, Inc. (a)(b)(c) (Cost $53)	17,553	53

Short-Term Investment (5.8%)
Investment Company (5.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $1,319)	1,319,172	1,319
Total Investments (100.7%) (Cost $23,419) (f)+		22,868
Liabilities in Excess of Other Assets (-0.7%)		(148)
Net Assets (100.0%)		$22,720

(a)                                  Non-income producing security.

(b)                                 Security has been deemed illiquid at September 30, 2011.

(c)                                  At September 30, 2011, the Portfolio held fair valued securities valued at approximately $635,000, representing 2.8% of net assets.  These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)                                 Security trades on the Hong Kong exchange.

(e)                                  The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)                                    The approximate market value and percentage of net assets, $1,937,000 and 8.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $23,419,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $551,000 of which approximately $2,290,000 related to appreciated securities and approximately $2,841,000 related to depreciated securities.

ADR                     American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$576	$—	$—	$576
Alternative Energy	659	—	—	659
Biotechnology	560	—	—	560
Chemicals: Diversified	812	—	—	812
Commercial Finance & Mortgage Companies	450	—	—	450
Commercial Services	473	—	—	473
Communications Technology	1,165	—	—	1,165
Computer Services, Software & Systems	2,832	—	582	3,414
Computer Technology	2,979	—	—	2,979
Diversified Media	—	436	—	436
Diversified Retail	4,036	—	—	4,036
Financial Data & Systems	424	—	—	424
Medical Equipment	866	—	—	866
Metals & Minerals: Diversified	458	—	—	458
Pharmaceuticals	884	—	—	884
Real Estate Investment Trusts (REIT)	995	—	—	995
Recreational Vehicles & Boats	—	992	—	992
Semiconductors & Components	808	—	—	808
Wholesale & International Trade	—	509	—	509
Total Common Stocks	18,977	1,937	582	21,496
Convertible Preferred Stocks	—	—	53	53
Short-Term Investment - Investment Company	1,319	—	—	1,319
Total Assets	$20,296	$1,937	$635	$22,868

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $1,937,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$—	$53
Purchases	512	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation/depreciation	70	—
Realized gains (losses)	—	—
Ending Balance	$582	$53

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2011	$70	$—

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (98.1%)
Air Transport (1.9%)
Expeditors International of Washington, Inc.	363,588	$14,744

Alternative Energy (3.1%)
Range Resources Corp.	168,834	9,870
Ultra Petroleum Corp. (a)	498,344	13,814
		23,684
Asset Management & Custodian (0.5%)
Citigroup, Inc. (b)	79,854	2,046
Goldman Sachs Group, Inc. (The)	20,958	1,981
		4,027
Beverage: Brewers & Distillers (1.7%)
Anheuser-Busch InBev N.V. ADR	250,558	13,275

Biotechnology (2.0%)
Illumina, Inc. (a)	372,445	15,240

Casinos & Gambling (1.4%)
Las Vegas Sands Corp. (a)	270,651	10,377

Chemicals: Diversified (2.6%)
Monsanto Co.	335,875	20,166

Commercial Finance & Mortgage Companies (1.6%)
BM&F Bovespa SA (Brazil)	2,575,066	12,038

Commercial Services (5.2%)
eBay, Inc. (a)	564,709	16,653
Leucadia National Corp.	567,507	12,871
SGS SA (Registered) (Switzerland)	6,738	10,219
		39,743
Communications Technology (3.9%)
Motorola Solutions, Inc.	707,841	29,659

Computer Services, Software & Systems (14.2%)
Baidu, Inc. ADR (China) (a)	171,109	18,293
Facebook, Inc., Class B (a)(c)(d)	1,000,782	25,020
Google, Inc., Class A (a)	77,018	39,616
Salesforce.com, Inc. (a)	163,511	18,686
VMware, Inc., Class A (a)	87,422	7,027
		108,642
Computer Technology (10.6%)
Apple, Inc. (a)	186,880	71,235
NVIDIA Corp. (a)	175,975	2,199
Yandex N.V., Class A (Russia) (a)	396,264	8,088
		81,522
Consumer Lending (1.3%)
CME Group, Inc.	40,503	9,980

	Shares	Value (000)
Diversified Financial Services (0.2%)
Bank of America Corp.	316,126	$1,935

Diversified Media (3.2%)
McGraw-Hill Cos., Inc. (The)	298,533	12,240
Naspers Ltd., Class N (South Africa)	282,001	12,207
		24,447
Diversified Retail (16.0%)
Amazon.com, Inc. (a)	346,609	74,947
Costco Wholesale Corp.	151,256	12,421
Fastenal Co.	354,805	11,808
NetFlix, Inc. (a)	96,496	10,920
Priceline.com, Inc. (a)	27,896	12,538
		122,634
Financial Data & Systems (1.6%)
MSCI, Inc., Class A (a)	393,296	11,929

Insurance: Multi-Line (0.3%)
American International Group, Inc. (a)	89,894	1,973

Medical Equipment (3.1%)
Intuitive Surgical, Inc. (a)	64,434	23,472

Metals & Minerals: Diversified (1.6%)
Molycorp, Inc. (a)	365,766	12,023

Pharmaceuticals (6.3%)
Allergan, Inc.	157,017	12,935
Mead Johnson Nutrition Co.	348,587	23,993
Valeant Pharmaceuticals International, Inc. (Canada)	311,072	11,547
		48,475
Real Estate Investment Trusts (REIT) (3.6%)
Brookfield Asset Management, Inc., Class A (Canada)	1,001,623	27,595

Recreational Vehicles & Boats (3.3%)
Edenred (France)	1,071,672	25,479

Restaurants (3.1%)
Starbucks Corp.	330,555	12,326
Yum! Brands, Inc .	238,571	11,783
		24,109
Securities Brokerage & Services (1.1%)
Charles Schwab Corp. (The)	777,943	8,767

Semiconductors & Components (2.9%)
ARM Holdings PLC ADR (United Kingdom)	499,397	12,734
First Solar, Inc. (a)	147,250	9,308
		22,042

	Shares	Value (000)
Wholesale & International Trade (1.8%)
Li & Fung Ltd. (e)	8,339,202	$13,691
Total Common Stocks (Cost $628,661)		751,668

Convertible Preferred Stocks (0.5%)
Alternative Energy (0.5%)
Better Place, Inc. (a) (c)(d) (Cost $4,355)	1,451,604	4,355
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $9,735)	9,734,802	9,735
Total Investments (99.9%) (Cost $642,751) (g)+		765,758
Other Assets in Excess of Liabilities (0.1%)		497
Net Assets (100.0%)		$766,255

(a)                                  Non-income producing security.

(b)                                 For the nine months ended September 30, 2011, the cost of purchases of Citigroup, Inc., Common Stock, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $2,067,000.

(c)                                  Security has been deemed illiquid at September 30, 2011.

(d)                                 At September 30, 2011, the Portfolio held approximately $29,375,000 of fair valued securities, representing 3.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)                                  Security trades on the Hong Kong exchange.

(f)                                    The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)                                 The approximate market value and percentage of net assets, $61,596,000 and 8.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $642,751,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $123,007,000 of which approximately $207,914,000 related to appreciated securities and approximately $84,907,000 related to depreciated securities.

ADR                     American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$14,744	$—	$—	$14,744
Alternative Energy	23,684	—	—	23,684
Asset Management & Custodian	4,027	—	—	4,027
Beverage: Brewers & Distillers	13,275	—	—	13,275
Biotechnology	15,240	—	—	15,240
Casinos & Gambling	10,377	—	—	10,377
Chemicals: Diversified	20,166	—	—	20,166
Commercial Finance & Mortgage Companies	12,038	—	—	12,038
Commercial Services	29,524	10,219	—	39,743
Communications Technology	29,659	—	—	29,659
Computer Services, Software & Systems	83,622	—	25,020	108,642
Computer Technology	81,522	—	—	81,522
Consumer Lending	9,980	—	—	9,980
Diversified Financial Services	1,935	—	—	1,935
Diversified Media	12,240	12,207	—	24,447
Diversified Retail	122,634	—	—	122,634
Financial Data & Systems	11,929	—	—	11,929
Insurance: Multi-Line	1,973	—	—	1,973
Medical Equipment	23,472	—	—	23,472
Metals & Minerals: Diversified	12,023	—	—	12,023
Pharmaceuticals	48,475	—	—	48,475
Real Estate Investment Trusts (REIT)	27,595	—	—	27,595
Recreational Vehicles & Boats	—	25,479	—	25,479
Restaurants	24,109	—	—	24,109
Securities Brokerage & Services	8,767	—	—	8,767
Semiconductors & Components	22,042	—	—	22,042
Wholesale & International Trade	—	13,691	—	13,691
Total Common Stocks	665,052	61,596	25,020	751,668
Convertible Preferred Stocks	—	—	4,355	4,355
Short-Term Investment — Investment Company	9,735	—	—	9,735
Total Assets	$674,787	$61,596	$29,375	$765,758

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total market value of approximately $61,596,000 transferred from Level 1 to Level 2. At September 30, 2011 the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$15,096	$4,355
Purchases	5,052	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation/depreciation	4,872	—
Realized gains (losses)	—	—
Ending Balance	$25,020	$4,355

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2011	$4,872	$—

Morgan Stanley Institutional Fund, Inc.

Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (94.7%)
Advertising Agencies (2.3%)
Omnicom Group, Inc.	148,507	$5,471

Air Transport (1.4%)
Expeditors International of Washington, Inc.	86,103	3,491

Alternative Energy (2.1%)
Ultra Petroleum Corp. (a)	185,251	5,135

Asset Management & Custodian (1.6%)
CETIP SA - Balcao Organizado de Ativos e Derivativos (Brazil)	305,388	3,817

Casinos & Gambling (4.3%)
Universal Entertainment Corp. (Japan)	268,200	7,983
Wynn Resorts Ltd.	21,661	2,493
		10,476
Chemicals: Diversified (3.0%)
Monsanto Co.	119,811	7,193

Commercial Finance & Mortgage Companies (0.6%)
BM&F Bovespa SA (Brazil)	335,560	1,569

Commercial Services (2.2%)
China Merchants Holdings International Co., Ltd. (China) (b)	1,990,092	5,345

Communications Technology (1.8%)
Corning, Inc.	350,199	4,328

Computer Services, Software & Systems (15.2%)
Baidu, Inc. ADR (China) (a)	83,703	8,949
Facebook, Inc., Class B (a)(c)(d)	338,054	8,451
Google, Inc., Class A (a)	36,348	18,697
LinkedIn Corp., Class A (a)	9,352	730
		36,827
Computer Technology (11.2%)
Apple, Inc. (a)	68,147	25,976
Youku.com, Inc. ADR (China) (a)	70,191	1,149
		27,125
Consumer Lending (11.6%)
CME Group, Inc.	29,380	7,239
Mastercard, Inc., Class A	37,156	11,785
Visa, Inc., Class A	106,415	9,122
		28,146
Consumer Services: Miscellaneous (1.4%)
Sun Art Retail Group Ltd. (Hong Kong) (a)	3,264,000	3,360

Diversified Retail (14.4%)
Amazon.com, Inc. (a)	136,039	29,416
Golden Eagle Retail Group Ltd. (China) (b)	2,622,000	5,337
		34,753

	Shares	Value (000)
Education Services (3.7%)
New Oriental Education & Technology Group, Inc. ADR (China) (a)	386,607	$8,880

Home Building (2.1%)
Brookfield Incorporacoes SA (Brazil)	1,710,463	5,022

Insurance: Multi-Line (4.1%)
Greenlight Capital Re Ltd., Class A (a)	475,963	9,871

Metals & Minerals: Diversified (1.6%)
Molycorp, Inc. (a)	119,780	3,937

Personal Care (1.4%)
Procter & Gamble Co. (The)	55,643	3,516

Real Estate Investment Trusts (REIT) (3.0%)
Brookfield Asset Management, Inc., Class A (Canada)	259,435	7,147

Semiconductors & Components (1.4%)
Marvell Technology Group Ltd. (a)	228,907	3,326

Textiles Apparel & Shoes (1.4%)
Prada SpA. (Italy) (a)(b)	789,900	3,284

Truckers (2.9%)
DSV A/S (Denmark)	386,457	6,966
Total Common Stocks (Cost $207,732)		228,985

Convertible Preferred Stocks (0.9%)
Alternative Energy (0.9%)
Better Place, Inc. (a)(c)(d) (Cost $2,339)	779,539	2,339

Participation Notes (3.2%)
Beverage: Brewers & Distillers (3.2%)
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21 (China) (Cost $6,514)	258,170	7,676

Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $3,072)	3,071,917	3,072
Total Investments (100.1%) (Cost $219,657) (f)+		242,072
Liabilities in Excess of Other Assets (-0.1%)		(224)
Net Assets (100.0%)		$241,848

(a)                                  Non-income producing security.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  At September 30, 2011, the Portfolio held fair valued securities valued at approximately $10,790,000, representing 4.5% of net assets.  These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)                                 Security has been deemed illiquid at September 30, 2011.

(e)                                  The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)                                    The approximate market value and percentage of net assets, $39,951,000 and 16.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $219,657,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $22,415,000 of which approximately $57,672,000 related to appreciated securities and approximately $35,257,000 related to depreciated securities.

ADR                     American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Advertising Agencies	$5,471	$—	$—	$5,471
Air Transport	3,491	—	—	3,491
Alternative Energy	5,135	—	—	5,135
Asset Management & Custodian	3,817	—	—	3,817
Casinos & Gambling	2,493	7,983	—	10,476
Chemicals: Diversified	7,193	—	—	7,193
Commercial Finance & Mortgage Companies	1,569	—	—	1,569
Commercial Services	—	5,345	—	5,345
Communications Technology	4,328	—	—	4,328
Computer Services, Software & Systems	28,376	—	8,451	36,827
Computer Technology	27,125	—	—	27,125
Consumer Lending	28,146	—	—	28,146
Consumer Services: Miscellaneous	—	3,360	—	3,360
Diversified Retail	29,416	5,337	—	34,753
Education Services	8,880	—	—	8,880
Home Building	5,022	—	—	5,022
Insurance: Multi-Line	9,871	—	—	9,871
Metals & Minerals: Diversified	3,937	—	—	3,937
Personal Care	3,516	—	—	3,516
Real Estate Investment Trusts (REIT)	7,147	—	—	7,147
Semiconductors & Components	3,326	—	—	3,326
Textiles Apparel & Shoes	—	3,284	—	3,284
Truckers	—	6,966	—	6,966
Total Common Stocks	188,259	32,275	8,451	228,985
Convertible Preferred Stocks	—	—	2,339	2,339
Participation Notes	—	7,676	—	7,676
Short-Term Investment - Investment Company	3,072	—	—	3,072
Total Assets	$191,331	$39,951	$10,790	$242,072

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $20,294,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)	Convertible Preferred Stock (000)

Beginning Balance	$—	$2,339
Purchases	7,438	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	1,013
Realized gains (losses)	—
Ending Balance	$8,451	$2,339

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2011	$1,013	$—

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (93.7%)
Advertising Agencies (1.5%)
Lamar Advertising Co., Class A (a)	1,093,436	$18,621

Asset Management & Custodian (2.2%)
CETIP SA - Balcao Organizado de Ativos e Derivativos (Brazil)	767,178	9,589
Greenhill & Co., Inc.	620,853	17,750
		27,339
Banks: Diversified (1.4%)
Financial Engines, Inc. (a)	992,889	17,981

Biotechnology (1.0%)
Abcam PLC (United Kingdom)	2,330,012	13,120

Casinos & Gambling (2.0%)
Lakes Entertainment, Inc. (a)	613,119	1,496
Universal Entertainment Corp. (Japan)	793,400	23,616
		25,112
Cement (2.1%)
Eagle Materials, Inc.	858,963	14,302
Texas Industries, Inc.	397,616	12,620
		26,922
Chemicals: Diversified (3.8%)
Intrepid Potash, Inc. (a)	741,329	18,437
Rockwood Holdings, Inc. (a)	869,525	29,294
		47,731
Commercial Services (11.8%)
Advisory Board Co. (The) (a)	896,039	57,821
Corporate Executive Board Co. (The)	920,958	27,445
CoStar Group, Inc. (a)	769,580	39,995
MercadoLibre, Inc. (Brazil)	421,973	22,681
		147,942
Computer Services, Software & Systems (9.1%)
MakeMyTrip Ltd. (India) (a)	989,860	21,856
NetSuite, Inc. (a)	1,086,716	29,352
OpenTable, Inc. (a)	405,330	18,649
Solera Holdings, Inc.	892,058	45,049
		114,906
Computer Technology (2.8%)
Bankrate, Inc. (a)	1,310,408	19,932
Youku.com, Inc. ADR (China) (a)	695,309	11,375
Zillow, Inc. (a)	157,960	4,320
		35,627
Consumer Electronics (0.8%)
Sohu.com, Inc. (China) (a)	201,100	9,693

Diversified Retail (6.0%)
Blue Nile, Inc. (a)	861,945	30,409

	Shares	Value (000)
Citi Trends, Inc. (a)	690,109	$8,123
Pricesmart, Inc.	292,205	18,210
Shutterfly, Inc. (a)	440,163	18,126
		74,868
Electronic Components (1.7%)
Cogent Communications Group, Inc. (a)	1,585,474	21,325

Entertainment (2.5%)
Vail Resorts, Inc.	831,115	31,408

Foods (1.6%)
Country Style Cooking Restaurant Chain Co., Ltd. ADR (China) (a)	746,407	8,636
Ocado Group PLC (United Kingdom) (a)	8,217,453	12,016
		20,652
Health Care Facilities (0.1%)
LCA-Vision, Inc. (a)	681,154	1,458

Health Care Management Services (2.3%)
HMS Holdings Corp. (a)	1,189,934	29,023

Health Care Services (4.1%)
athenahealth, Inc. (a)	857,579	51,069

Home Building (1.0%)
Brookfield Incorporacoes SA (Brazil)	4,372,824	12,838

Insurance: Multi-Line (2.5%)
Greenlight Capital Re Ltd., Class A (a)	1,249,709	25,919
Pico Holdings, Inc. (a)	251,081	5,150
		31,069
Medical & Dental Instruments & Supplies (4.1%)
Techne Corp.	752,915	51,206

Medical Services (1.4%)
Accretive Health, Inc. (a)	846,443	17,970

Metals & Minerals: Diversified (3.0%)
Lynas Corp. Ltd. (Australia) (a)	37,036,493	37,429

Oil: Crude Producers (2.4%)
Brigham Exploration Co. (a)	1,210,806	30,585

Pharmaceuticals (3.6%)
Gen-Probe, Inc. (a)	547,015	31,316
Ironwood Pharmaceuticals, Inc. (a)	1,349,979	14,580
		45,896
Printing and Copying Services (1.0%)
VistaPrint N.V. (a)	472,239	12,765

Publishing (2.1%)
Morningstar, Inc.	466,201	26,312

	Shares	Value (000)
Real Estate Investment Trusts (REIT) (0.2%)
Consolidated-Tomoka Land Co.	112,525	$2,955

Restaurants (4.1%)
Dunkin’ Brands Group, Inc. (a)	942,564	26,109
PF Chang’s China Bistro, Inc.	948,204	25,829
		51,938
Scientific Instruments: Pollution Control (1.6%)
Covanta Holding Corp.	1,294,941	19,670

Semiconductors & Components (1.3%)
Tessera Technologies, Inc. (a)	1,359,381	16,231

Technology: Miscellaneous (1.1%)
iRobot Corp. (a)	564,083	14,192

Telecommunications Equipment (1.2%)
Pandora Media, Inc. (a)	1,001,186	14,667

Truckers (1.2%)
LLX Logistica SA (Brazil) (a)	7,618,700	14,709

Utilities: Electrical (5.1%)
AET&D Holdings No 1 Ltd. (Australia) (a)(b)(c)	6,504,106	—
Brookfield Infrastructure Partners LP (Canada)	2,619,781	63,765
		63,765
Total Common Stocks (Cost $1,133,294)		1,178,994

Preferred Stocks (0.8%)
Health Care Services (0.6%)
Castlight Health, Inc. (a)(b)(c)	1,796,926	7,387

Technology: Miscellaneous (0.2%)
Ning, Inc. Series D (a)(b)(c)	1,132,800	2,674
Total Preferred Stocks (Cost $15,487)		10,061

Convertible Preferred Stocks (4.0%)
Alternative Energy (0.7%)
Better Place, Inc. (a)(b)(c)	2,887,667	8,663

Computer Services, Software & Systems (2.8%)
Twitter, Inc. Series E (a)(b)(c)	2,190,413	35,244

Computer Technology (0.0%)
Youku.com, Inc., Class A (China) (a)(b)(c)	1	—	@

Consumer Services: Miscellaneous (0.5%)
Xoom Corp. Series F (a)(b)(c)	2,610,922	6,005
Total Convertible Preferred Stocks (Cost $21,971)		49,912

	Shares	Value (000)
Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $28,314)	28,314,417	$28,314
Total Investments (100.7%) (Cost $1,199,066) (e)+		1,267,281
Liabilities in Excess of Other Assets (-0.7%)		(8,456)
Net Assets (100.0%)		$1,258,825

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2011.
(c)

At September 30, 2011, the Portfolio held fair valued securities valued at approximately $59,973,000, representing 4.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(e)

The approximate market value and percentage of net assets, $86,181,000 and 6.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $1,199,066,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $68,215,000 of which approximately $234,794,000 related to appreciated securities and approximately $166,579,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Advertising Agencies	$18,621	$—	$—		$18,621
Asset Management & Custodian	27,339	—	—		27,339
Banks: Diversified	17,981	—	—		17,981
Biotechnology	—	13,120	—		13,120
Casinos & Gambling	1,496	23,616	—		25,112
Cement	26,922	—	—		26,922
Chemicals: Diversified	47,731	—	—		47,731
Commercial Services	147,942	—	—		147,942
Computer Services, Software & Systems	114,906	—	—		114,906
Computer Technology	35,627	—	—		35,627
Consumer Electronics	9,693	—	—		9,693
Diversified Retail	74,868	—	—		74,868
Electronic Components	21,325	—	—		21,325
Entertainment	31,408	—	—		31,408
Foods	8,636	12,016	—		20,652
Health Care Facilities	1,458	—	—		1,458
Health Care Management Services	29,023	—	—		29,023
Health Care Services	51,069	—	—		51,069
Home Building	12,838	—	—		12,838
Insurance: Multi-Line	31,069	—	—		31,069
Medical & Dental Instruments & Supplies	51,206	—	—		51,206
Medical Services	17,970	—	—		17,970
Metals & Minerals: Diversified	—	37,429	—		37,429
Oil: Crude Producers	30,585	—	—		30,585
Pharmaceuticals	45,896	—	—		45,896
Printing and Copying Services	12,765	—	—		12,765
Publishing	26,312	—	—		26,312
Real Estate Investment Trusts (REIT)	2,955	—	—		2,955
Restaurants	51,938	—	—		51,938
Scientific Instruments: Pollution Control	19,670	—	—		19,670
Semiconductors & Components	16,231	—	—		16,231
Technology: Miscellaneous	14,192	—	—		14,192
Telecommunications Equipment	14,667	—	—		14,667
Truckers	14,709	—	—		14,709
Utilities: Electrical	63,765	—	—	†	63,765
Total Common Stocks	1,092,813	86,181	—		1,178,994
Preferred Stocks	—	—	10,061		10,061
Convertible Preferred Stocks	—	—	49,912		49,912
Short-Term Investment - Investment Company	28,314	—	—		28,314
Total Assets	$1,121,127	$86,181	$59,973		$1,267,281

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $61,045,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Preferred Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$—	†	$21,745	$61,345
Purchases	—		—	—
Sales	—		(7,325)	(16,234)
Amortization of discount	—		—	—
Transfers in	—		—	—
Transfers out	—		—	—
Change in unrealized appreciation/depreciation	—		(4,359)	(2,465)
Realized gains (losses)	—		—	7,266
Ending Balance	$—	†	$10,061	$49,912

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2011	$—		$(3,919)	$16,583

†      Includes one or more securities which are valued at zero.

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (99.6%)
Apartments (16.9%)
Apartment Investment & Management Co., Class A REIT	592,624	$13,109
AvalonBay Communities, Inc. REIT	230,414	26,279
BRE Properties, Inc. REIT	127,060	5,380
Camden Property Trust REIT	189,785	10,487
Equity Residential REIT	1,516,111	78,641
		133,896
Commercial Financing (1.3%)
CreXus Investment Corp. REIT	131,180	1,165
Starwood Property Trust, Inc. REIT	534,111	9,165
		10,330
Diversified (9.6%)
Coresite Realty Corp. REIT	105,364	1,512
Cousins Properties, Inc. REIT	1,817,487	10,632
Forest City Enterprises, Inc., Class A (a)	1,791,940	19,102
Lexington Realty Trust REIT	53,450	350
Vornado Realty Trust REIT	556,068	41,494
Winthrop Realty Trust REIT	349,030	3,033
		76,123
Health Care (12.0%)
Assisted Living Concepts, Inc., Class A	609,622	7,724
Capital Senior Living Corp. (a)	157,540	972
HCP, Inc. REIT	1,094,288	38,366
Health Care, Inc. REIT	191,076	8,942
Healthcare Realty Trust, Inc. REIT	1,191,070	20,070
Omega Healthcare Investors, Inc. REIT	49,430	787
Senior Housing Properties Trust REIT	850,847	18,327
		95,188
Industrial (6.4%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	14,000	4,900
Cabot Industrial Value Fund III, LP REIT (a)(b)(c)(d)	5,187	2,594
DCT Industrial Trust, Inc. REIT	902,553	3,962
Exeter Industrial Value Fund, LP REIT (a)(b)(c)(d)	7,905,000	7,114
Keystone Industrial Fund II, LP REIT (a)(b)(c)(d)	6,037,500	7,245
Keystone Industrial Fund, LP REIT (a)(b)(c)(d)	7,574,257	6,893
ProLogis, Inc. REIT	691,394	16,766
STAG Industrial, Inc. REIT	153,050	1,561
		51,035
Lodging/Resorts (11.6%)
Ashford Hospitality Trust, Inc. REIT	457,872	3,214
Host Hotels & Resorts, Inc. REIT	4,488,466	49,104
Starwood Hotels & Resorts Worldwide, Inc.	1,029,972	39,984
		92,302
Manufactured Homes (2.0%)
Equity Lifestyle Properties, Inc. REIT	249,191	15,624

Mixed Industrial/Office (0.4%)
Liberty Property Trust REIT	9,510	277

	Shares	Value (000)
PS Business Parks, Inc. REIT	62,502	$3,096
		3,373
Office (9.5%)
BioMed Realty Trust, Inc. REIT	136,870	2,268
Boston Properties, Inc. REIT	393,817	35,089
BRCP REIT I, LP (a)(b)(c)(d)	6,101,396	1,648
BRCP REIT II, LP (a)(b)(c)(d)	8,363,574	4,098
Brookfield Office Properties, Inc.	677,413	9,328
CommonWealth REIT	213,378	4,048
Douglas Emmett, Inc. REIT	143,000	2,445
Hudson Pacific Properties, Inc. REIT	390,400	4,540
Mack-Cali Realty Corp. REIT	420,523	11,249
Parkway Properties, Inc. REIT	38,804	427
		75,140
Regional Malls (18.2%)
General Growth Properties, Inc. REIT	2,720,721	32,921
Simon Property Group, Inc. REIT	1,017,388	111,892
		144,813
Self Storage (4.1%)
Public Storage REIT	267,178	29,750
Sovran Self Storage, Inc. REIT	77,962	2,898
		32,648
Shopping Centers (7.5%)
Acadia Realty Trust REIT	324,070	6,060
Federal Realty Investment Trust REIT	110,550	9,110
Kite Realty Group Trust REIT	116,350	426
Regency Centers Corp. REIT	990,494	34,994
Retail Opportunity Investments Corp. REIT	809,266	8,967
		59,557
Timber (0.1%)
Plum Creek Timber Co., Inc. REIT	26,848	932
Total Common Stocks (Cost $819,306)		790,961

Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $3,914)	3,913,719	3,914
Total Investments (100.1%) (Cost $823,220) +		794,875
Liabilities in Excess of Other Assets (-0.1%)		(583)
Net Assets (100.0%)		$794,292

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2011.
(c)

At September 30, 2011, the Portfolio held fair valued securities valued at approximately $34,492,000, representing 4.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

Restricted security valued at fair value and not registered under the Securities Act of 1933. BRCP REIT I, LP was acquired between 5/03 - 3/11 and has a cost basis of approximately $1,774,000. BRCP REIT II, LP was acquired between 10/06 - 4/11 and has a current cost basis of approximately $8,364,000. Cabot Industrial Value Fund II, LP was acquired between 11/05 - 2/10 and has a current cost basis of approximately $7,000,000. Cabot Industrial Value Fund III, LP was acquired between 12/08 - 9/11 and has a current cost basis of approximately $2,594,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $7,905,000. Keystone Industrial Fund, LP was acquired between 3/06 - 7/11 and has a current cost basis of approximately $6,124,000. Keystone Industrial Fund II, LP was acquired between 1/09 - 6/11 and has a current cost basis of approximately $6,038,000. At September 30, 2011, these securities had an aggregate market value of approximately $34,492,000 representing 4.3% of net assets.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $823,220,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $28,345,000 of which approximately $77,814,000 related to appreciated securities and approximately $106,159,000 related to depreciated securities.

REIT	Real Estate Investment Trust.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$133,896	$—	$—	$133,896
Commercial Financing	10,330	—	—	10,330
Diversified	76,123	—	—	76,123
Health Care	95,188	—	—	95,188
Industrial	22,289	—	28,746	51,035
Lodging/Resorts	92,302	—	—	92,302
Manufactured Homes	15,624	—	—	15,624
Mixed Industrial/Office	3,373	—	—	3,373
Office	69,394	—	5,746	75,140
Regional Malls	144,813	—	—	144,813
Self Storage	32,648	—	—	32,648
Shopping Centers	59,557	—	—	59,557
Timber	932	—	—	932
Total Common Stocks	756,469	—	34,492	790,961
Short-Term Investment - Investment Company	3,914	—	—	3,914
Total Assets	$760,383	$—	$34,492	$794,875

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$26,725
Purchases	6,152
Sales	(594)
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	2,209
Realized gains (losses)	—
Ending Balance	$34,492

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2011	$2,209

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Face Amount (000)		Value (000)

Fixed Income Securities (79.8%)
Brazil (11.8%)
Sovereign (11.8%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/14	BRL	8,141	$4,240
Brazilian Government International Bond,
12.50%, 1/5/16 (a)		9,075	5,406
			9,646
Chile (1.4%)
Corporate Bond (0.3%)
Banco Santander Chile,
6.50%, 9/22/20	CLP	131,000	247

Sovereign (1.1%)
Chile Government International Bond,
5.50%, 8/5/20		432,500	881
			1,128
Colombia (4.5%)
Sovereign (4.5%)
Colombia Government International Bond,
7.75%, 4/14/21	COP	1,200,000	671
12.00%, 10/22/15		2,051,000	1,294
Republic of Colombia,
9.85%, 6/28/27		2,612,000	1,709
			3,674
Hungary (4.7%)
Sovereign (4.7%)
Hungary Government Bond,
6.75%, 8/22/14 — 2/24/17	HUF	869,270	3,860

Indonesia (7.1%)
Sovereign (7.1%)
Barclays Bank PLC, Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/19/18 (b)	IDR	10,000,000	1,282
Deutsche Bank AG, Republic of Indonesia Government Bond, Credit Linked Notes,
11.00%, 12/15/20		12,000,000	1,750
JPMorgan Chase & Co., Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/18/18 (b)		1,000,000	128
11.00%, 11/17/20		17,890,000	2,609
			5,769
Malaysia (7.2%)
Sovereign (7.2%)
Malaysia Government Bond,
2.51%, 8/27/12	MYR	9,440	2,947
3.21%, 5/31/13		9,425	2,961
			5,908

	Face Amount (000)		Value (000)
Mexico (9.5%)
Sovereign (9.5%)
Mexican Bonos,
8.00%, 6/11/20	MXN	96,854	$7,768

Peru (1.5%)
Sovereign (1.5%)
Peru Government Bond,
8.60%, 8/12/17	PEN	1,390	594
Peruvian Government International Bond,
8.20%, 8/12/26		1,590	668
			1,262
Poland (7.8%)
Sovereign (7.8%)
Poland Government Bond,
5.50%, 10/25/19	PLN	14,913	4,420
6.25%, 10/24/15		6,200	1,946
			6,366
Russia (2.1%)
Sovereign (2.1%)
Russian Foreign Bond - Eurobond,
7.85%, 3/10/18 (b)	RUB	45,000	1,375
7.85%, 3/10/18		10,000	306
			1,681
South Africa (9.9%)
Sovereign (9.9%)
South Africa Government Bond,
7.25%, 1/15/20	ZAR	69,162	8,050

Thailand (2.3%)
Sovereign (2.3%)
Thailand Government Bond,
4.25%, 3/13/13	THB	28,400	922
5.25%, 7/13/13 — 5/12/14		29,403	984
			1,906
Turkey (8.1%)
Sovereign (8.1%)
Turkey Government Bond,
Zero Coupon, 2/20/13 — 5/15/13	TRY	7,284	3,483
9.00%, 1/27/16		920	510
10.00%, 6/17/15		2,290	1,288
16.00%, 3/7/12		2,366	1,319
			6,600

	Face Amount (000)	Value (000)
Venezuela (1.9%)
Sovereign (1.9%)
Petroleos de Venezuela SA,
8.50%, 11/2/17	$2,270	$1,515
Venezuela Government International Bond,
9.25%, 9/15/27	66	42
		1,557
Total Fixed Income Securities (Cost $70,898)		65,175

No. of Warrants
Warrant (0.0%)
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (c)(d) (Cost $—)	495	14

Shares
Short-Term Investments (28.6%)
Securities held as Collateral on Loaned Securities (1.2%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	872,637	873

	Face Amount (000)
Repurchase Agreements (0.1%)
Merrill Lynch & Co., Inc., (0.10%, dated 9/30/11, due 10/3/11; proceeds $23; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 4.00% due 5/16/38; valued at $23)	$23	23
Nomura Holdings, Inc., (0.14%, dated 9/30/11, due 10/3/11; proceeds $46; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 7/1/26; Federal National Mortgage Association 3.00% due 1/1/26; valued at $47)	46	46
		69
Total Securities held as Collateral on Loaned Securities (Cost $942)		942

	Shares
Investment Company (27.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $22,382)	22,381,707	22,382
Total Short-Term Investments (Cost $23,324)		23,324
Total Investments (108.4%) (Cost $94,222) Including $722 of Securities Loaned (f)+		$88,513
Liabilities in Excess of Other Assets (-8.4%)		(6,826)
Net Assets		$81,687

(a)

The value of a loaned security and related collateral outstanding at September 30, 2011 were approximately $722,000 and $942,000, respectively. The Portfolio received cash collateral of approximately $942,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2011, there was uninvested cash of less than $500 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2011.
(d)	Security has been deemed illiquid at September 30, 2011.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)	Securities have been designated as collateral in connection with open foreign currency exchange contracts.
+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $94,222,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $5,709,000 of which approximately $1,328,000 related to appreciated securities and approximately $7,037,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank	KRW	870,000	$738	10/12/11	USD	735	$735	$(3)
JPMorgan Chase Bank	USD	810	810	10/12/11	KRW	870,000	738	(72)
JPMorgan Chase Bank	RUB	65,000	2,016	10/13/11	USD	2,013	2,013	(3)
JPMorgan Chase Bank	USD	6,390	6,390	10/13/11	RUB	189,926	5,890	(500)
JPMorgan Chase Bank	MYR	800	250	10/19/11	USD	250	250	(— )@
JPMorgan Chase Bank	MYR	6,200	1,941	10/19/11	USD	1,951	1,951	10
JPMorgan Chase Bank	USD	4,914	4,914	10/19/11	MYR	15,170	4,749	(165)
JPMorgan Chase Bank	USD	155	155	10/21/11	CLP	74,761	143	(12)
JPMorgan Chase Bank	THB	11,000	353	10/25/11	USD	355	355	2
JPMorgan Chase Bank	USD	4,999	4,999	10/25/11	THB	153,200	4,921	(78)
JPMorgan Chase Bank	USD	480	480	10/25/11	THB	15,000	482	2
			$23,046				$22,227	$(819)

@		Value is less than $500.
BRL	—	Brazilian Real
CLP	—	Chilean Peso
COP	—	Colombian Peso
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
KRW	—	South Korean Won
MXN	—	Mexican New Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Assets:
Fixed Income Securities
Corporate Bonds	$—	$247	$—	$247
Sovereign	—	64,928	—	64,928
Total Fixed Income Securities	—	65,175	—	65,175
Warrant	—	14	—	14
Short-Term Investments
Investment Company	23,255	—	—	23,255
Repurchase Agreements	—	69	—	69
Total Short-Term Investments	23,255	69	—	23,324
Foreign Currency Exchange Contracts	—	14	—	14
Total Assets	23,255	65,272	—	88,527
Liabilities:
Foreign Currency Exchange Contracts	—	(833)	—	(833)
Total	$23,255	$64,439	$—	$87,694

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2011 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange

(for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 17, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 17, 2011